UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-05617

(Investment Company Act file number)

SCM Trust

(Exact name of registrant as specified in charter)

1125 17th Street Suite 2550

Denver, CO 80202

(Address of principal executive offices)(Zip code)

Stephen C. Rogers

SCM Trust

1125 17th St, Suite 2250

Denver, CO 80202

(Name and address of agent for service)

(800) 955-9988

(Registrant's telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 - June 30, 2025

Item 1. Reports to Stockholders.

Shelton Tactical Credit Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 Shelton Tactical Credit Fund Institutional Class DEBIX

This semi-annual shareholder report contains important information about Shelton Tactical Credit Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund, Institutional Class	$46	0.91%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
United States Treasury Bill	8.0%
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co	3.5%
Iron Mountain Inc	3.5%
PetSmart Inc / PetSmart Finance Corp	3.3%
AMC Entertainment Holdings Inc	3.1%
Sirius XM Radio LLC	3.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	3.0%
American Homes 4 Rent LP	3.0%
First Industrial LP	3.0%
Cinemark USA Inc	2.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit www.sheltoncap.com/literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$49,602,702
Number of Holdings	53
Portfolio Turnover Rate	67%

Shelton Tactical Credit Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 Shelton Tactical Credit Fund Investor Class DEBTX

This semi-annual shareholder report contains important information about Shelton Tactical Credit Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund, Investor Class	$59	1.17%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
United States Treasury Bill	8.0%
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co	3.5%
Iron Mountain Inc	3.5%
PetSmart Inc / PetSmart Finance Corp	3.3%
AMC Entertainment Holdings Inc	3.1%
Sirius XM Radio LLC	3.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	3.0%
American Homes 4 Rent LP	3.0%
First Industrial LP	3.0%
Cinemark USA Inc	2.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit www.sheltoncap.com/literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$2,251,335
Number of Holdings	53
Portfolio Turnover Rate	67%

Shelton International Select Equity Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 Shelton International Select Equity Fund Institutional Class SISEX

This semi-annual shareholder report contains important information about Shelton International Select Equity Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955‑9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund, Institutional Class	$50	0.99%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	4.3%
Roche Holding AG	3.7%
Novartis AG	3.2%
BNP Paribas SA	3.0%
AIA Group Ltd	2.7%
Intesa Sanpaolo SpA	2.5%
Smiths Group PLC	2.4%
FUCHS SE	2.3%
United States Treasury Bill	2.2%
Tencent Holdings Ltd	1.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit www.sheltoncap.com/literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$40,586,564
Number of Holdings	102
Portfolio Turnover Rate	55%

Shelton International Select Equity Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 Shelton International Select Equity Fund Investor Class SISLX

This semi-annual shareholder report contains important information about Shelton International Select Equity Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955‑9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund, Investor Class	$63	1.25%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	4.3%
Roche Holding AG	3.7%
Novartis AG	3.2%
BNP Paribas SA	3.0%
AIA Group Ltd	2.7%
Intesa Sanpaolo SpA	2.5%
Smiths Group PLC	2.4%
FUCHS SE	2.3%
United States Treasury Bill	2.2%
Tencent Holdings Ltd	1.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit www.sheltoncap.com/literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$4,238,594
Number of Holdings	102
Portfolio Turnover Rate	55%

Shelton Emerging Markets Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 Shelton Emerging Markets Fund Institutional Class EMSQX

This semi-annual shareholder report contains important information about Shelton Emerging Markets Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund, Institutional Class	$50	0.99%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	12.5%
Tencent Holdings Ltd	6.8%
HDFC Bank Ltd	4.1%
Dr Reddy's Laboratories Ltd	4.0%
Iguatemi SA	3.6%
Samsung Electronics Co Ltd	3.2%
ICICI Bank Ltd	3.2%
Alibaba Group Holding Ltd	3.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2.9%
Realtek Semiconductor Corp	2.8%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit www.sheltoncap.com/literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$22,925,270
Number of Holdings	51
Portfolio Turnover Rate	21%

Shelton Emerging Markets Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 Shelton Emerging Markets Fund Investor Class EMSLX

This semi-annual shareholder report contains important information about Shelton Emerging Markets Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund, Investor Class	$62	1.23%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	12.5%
Tencent Holdings Ltd	6.8%
HDFC Bank Ltd	4.1%
Dr Reddy's Laboratories Ltd	4.0%
Iguatemi SA	3.6%
Samsung Electronics Co Ltd	3.2%
ICICI Bank Ltd	3.2%
Alibaba Group Holding Ltd	3.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2.9%
Realtek Semiconductor Corp	2.8%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit www.sheltoncap.com/literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$1,331,344
Number of Holdings	54
Portfolio Turnover Rate	21%

ICON Consumer Select Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Consumer Select Fund Institutional Class ICFSX

This semi-annual shareholder report contains important information about ICON Consumer Select Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund, Institutional Class	$79	1.55%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
LPL Financial Holdings Inc	8.0%
Visa Inc	7.5%
Equitable Holdings Inc	7.0%
American Express Co	5.6%
Coca-Cola Europacific Partners PLC	5.6%
Koninklijke Ahold Delhaize NV	5.5%
eBay Inc	5.1%
RenaissanceRe Holdings Ltd	5.0%
The Hartford Insurance Group Inc	4.9%
Huntington Bancshares Inc	4.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$29,774,298
Number of Holdings	26
Portfolio Turnover Rate	13%

ICON Consumer Select Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Consumer Select Fund Investor Class ICFAX

This semi-annual shareholder report contains important information about ICON Consumer Select Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund, Investor Class	$92	1.81%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
LPL Financial Holdings Inc	8.0%
Visa Inc	7.5%
Equitable Holdings Inc	7.0%
American Express Co	5.6%
Coca-Cola Europacific Partners PLC	5.6%
Koninklijke Ahold Delhaize NV	5.5%
eBay Inc	5.1%
RenaissanceRe Holdings Ltd	5.0%
The Hartford Insurance Group Inc	4.9%
Huntington Bancshares Inc	4.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$1,580,907
Number of Holdings	26
Portfolio Turnover Rate	13%

ICON Equity Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Equity Fund Institutional Class IOLZX

This semi-annual shareholder report contains important information about ICON Equity Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund, Institutional Class	$65	1.29%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
Armstrong World Industries Inc	6.0%
LPL Financial Holdings Inc	5.3%
Seagate Technology Holdings PLC	4.5%
Horace Mann Educators Corp	4.3%
JPMorgan Chase & Co	4.1%
Chart Industries Inc	4.0%
Performance Food Group Co	3.9%
Mastercard Inc	3.6%
Baker Hughes Co	3.6%
T-Mobile US Inc	3.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$33,243,420
Number of Holdings	28
Portfolio Turnover Rate	10%

ICON Equity Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Equity Fund Investor Class ISTAX

This semi-annual shareholder report contains important information about ICON Equity Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund, Investor Class	$78	1.53%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
Armstrong World Industries Inc	6.0%
LPL Financial Holdings Inc	5.3%
Seagate Technology Holdings PLC	4.5%
Horace Mann Educators Corp	4.3%
JPMorgan Chase & Co	4.1%
Chart Industries Inc	4.0%
Performance Food Group Co	3.9%
Mastercard Inc	3.6%
Baker Hughes Co	3.6%
T-Mobile US Inc	3.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$14,910,511
Number of Holdings	28
Portfolio Turnover Rate	10%

ICON Equity Income Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Equity Income Fund Institutional Class IOEZX

This semi-annual shareholder report contains important information about ICON Equity Income Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund, Institutional Class	$68	1.35%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
DTE Energy Co	5.9%
ING Groep NV	5.5%
National Fuel Gas Co	5.4%
Evergy Inc	5.2%
Nexstar Media Group Inc	4.9%
Lockheed Martin Corp	4.9%
KeyCorp	4.5%
OneMain Holdings Inc	4.5%
Horace Mann Educators Corp	4.3%
Portland General Electric Co	3.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$29,999,246
Number of Holdings	39
Portfolio Turnover Rate	8%

ICON Equity Income Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Equity Income Fund Investor Class IEQAX

This semi-annual shareholder report contains important information about ICON Equity Income Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund, Investor Class	$81	1.59%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
DTE Energy Co	5.9%
ING Groep NV	5.5%
National Fuel Gas Co	5.4%
Evergy Inc	5.2%
Nexstar Media Group Inc	4.9%
Lockheed Martin Corp	4.9%
KeyCorp	4.5%
OneMain Holdings Inc	4.5%
Horace Mann Educators Corp	4.3%
Portland General Electric Co	3.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$11,741,204
Number of Holdings	39
Portfolio Turnover Rate	8%

ICON Flexible Bond Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Flexible Bond Fund Institutional Class IOBZX

This semi-annual shareholder report contains important information about ICON Flexible Bond Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund, Institutional Class	$39	0.77%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
Argo Group US Inc	3.4%
UMH Properties Inc	3.0%
First American Government Obligations Fund	2.8%
The PNC Financial Services Group Inc	2.7%
Flexential Issuer 2021-1	2.5%
Finance of America Structured Securities Trust Series 2022-S1	2.4%
Western Asset High Yield Defined Opportunity Fund Inc	2.2%
Farm Credit Bank of Texas	2.1%
American Airlines 2019-1 Class B Pass Through Trust	2.0%
United Airlines 2016-1 Class A Pass Through Trust	1.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$346,202,239
Number of Holdings	120
Portfolio Turnover Rate	60%

ICON Flexible Bond Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Flexible Bond Fund Investor Class IOBAX

This semi-annual shareholder report contains important information about ICON Flexible Bond Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund, Investor Class	$51	1.01%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
Argo Group US Inc	3.4%
UMH Properties Inc	3.0%
First American Government Obligations Fund	2.8%
The PNC Financial Services Group Inc	2.7%
Flexential Issuer 2021-1	2.5%
Finance of America Structured Securities Trust Series 2022-S1	2.4%
Western Asset High Yield Defined Opportunity Fund Inc	2.2%
Farm Credit Bank of Texas	2.1%
American Airlines 2019-1 Class B Pass Through Trust	2.0%
United Airlines 2016-1 Class A Pass Through Trust	1.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$25,774,687
Number of Holdings	120
Portfolio Turnover Rate	60%

ICON Health and Information Technology Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Health and Information Technology Fund Institutional Class ICTEX

This semi-annual shareholder report contains important information about ICON Health and Information Technology Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund, Institutional Class	$69	1.37%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
Teradyne Inc	8.2%
Taiwan Semiconductor Manufacturing Co Ltd	7.0%
Cisco Systems Inc	5.8%
Arista Networks Inc	5.7%
Meta Platforms Inc	5.7%
Encompass Health Corp	5.6%
Alphabet Inc	4.7%
ServiceNow Inc	4.6%
Universal Display Corp	4.5%
Salesforce Inc	4.1%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$76,713,234
Number of Holdings	28
Portfolio Turnover Rate	27%

ICON Health and Information Technology Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Health and Information Technology Fund Investor Class ICTTX

This semi-annual shareholder report contains important information about ICON Health and Information Technology Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund, Investor Class	$83	1.63%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
Teradyne Inc	8.2%
Taiwan Semiconductor Manufacturing Co Ltd	7.0%
Cisco Systems Inc	5.8%
Arista Networks Inc	5.7%
Meta Platforms Inc	5.7%
Encompass Health Corp	5.6%
Alphabet Inc	4.7%
ServiceNow Inc	4.6%
Universal Display Corp	4.5%
Salesforce Inc	4.1%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$1,203,372
Number of Holdings	28
Portfolio Turnover Rate	27%

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Natural Resources and Infrastructure Fund Institutional Class ICBMX

This semi-annual shareholder report contains important information about ICON Natural Resources and Infrastructure Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund, Institutional Class	$70	1.39%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
TETRA Technologies Inc	5.0%
REV Group Inc	5.0%
Carpenter Technology Corp	4.5%
Kaiser Aluminum Corp	4.3%
Century Aluminum Co	4.2%
ZTO Express Cayman Inc	4.1%
Cemex SAB de CV	4.1%
Alaska Air Group Inc	3.8%
Tetra Tech Inc	3.6%
TriMas Corp	3.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$108,379,200
Number of Holdings	40
Portfolio Turnover Rate	85%

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Natural Resources and Infrastructure Fund Investor Class ICBAX

This semi-annual shareholder report contains important information about ICON Natural Resources and Infrastructure Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund, Investor Class	$83	1.63%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
TETRA Technologies Inc	5.0%
REV Group Inc	5.0%
Carpenter Technology Corp	4.5%
Kaiser Aluminum Corp	4.3%
Century Aluminum Co	4.2%
ZTO Express Cayman Inc	4.1%
Cemex SAB de CV	4.1%
Alaska Air Group Inc	3.8%
Tetra Tech Inc	3.6%
TriMas Corp	3.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$5,399,245
Number of Holdings	40
Portfolio Turnover Rate	85%

ICON Utilities and Income Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Utilities and Income Fund Institutional Class ICTUX

This semi-annual shareholder report contains important information about ICON Utilities and Income Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund, Institutional Class	$91	1.79%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
Vodafone Group PLC	6.5%
National Fuel Gas Co	6.4%
Atmos Energy Corp	6.4%
T-Mobile US Inc	5.9%
American Electric Power Co Inc	5.6%
Xcel Energy Inc	5.2%
Spire Inc	5.1%
Evergy Inc	5.1%
Ameren Corp	5.1%
DTE Energy Co	5.0%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$18,883,850
Number of Holdings	23
Portfolio Turnover Rate	9%

ICON Utilities and Income Fund Tailored Shareholder Report

semi-annual SHAREHOLDER REPORT June 30, 2025 ICON Utilities and Income Fund Investor Class ICTVX

This semi-annual shareholder report contains important information about ICON Utilities and Income Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund, Investor Class	$103	2.04%

What did the Fund invest in?

(% of Investments as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
Vodafone Group PLC	6.5%
National Fuel Gas Co	6.4%
Atmos Energy Corp	6.4%
T-Mobile US Inc	5.9%
American Electric Power Co Inc	5.6%
Xcel Energy Inc	5.2%
Spire Inc	5.1%
Evergy Inc	5.1%
Ameren Corp	5.1%
DTE Energy Co	5.0%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2025)

Net Assets	$3,975,092
Number of Holdings	23
Portfolio Turnover Rate	9%

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMI-ANNUAL Financial Statements and
Additional Information

June 30, 2025

Shelton Emerging Markets Fund

Shelton International Select Equity Fund

Shelton Tactical Credit Fund

1

Table of Contents	June 30, 2025

2

See accompanying notes to financial statements.

Shelton Emerging Markets FundPortfolio of Investments (Unaudited) (Expressed in U.S. Dollars) 6/30/25

Security Description	Shares	Value
Common Stock (95.09%)

Brazil (4.11%)
Cosan SA*	106,700	$134,698
Iguatemi SA	201,700	862,239
Total Brazil		996,937

China (27.64%)
Alibaba Group Holding Ltd	52,100	728,740
ANTA Sports Products Ltd	41,700	501,996
BYD Co Ltd	36,000	561,786
CMOC Group Ltd	139,000	141,303
CSPC Pharmaceutical Group Ltd	332,000	325,658
Fuyao Glass Industry Group Co Ltd (144A)	74,000	528,372
GF Securities Co Ltd	300,400	504,368
Haier Smart Home Co Ltd	111,100	317,733
JD.com Inc	23,000	374,741
Kingsoft Corp Ltd	26,000	135,466
Meituan(144A)*	7,000	111,733
NetEase Inc	6,000	161,275
Ping An Insurance Group Co of China Ltd	19,000	120,657
Tencent Holdings Ltd	25,600	1,640,365
UBTech Robotics Corp Ltd*	16,250	171,609
Zijin Mining Group Co Ltd	148,748	379,925
Total China		6,705,727

Hungary (0.91%)
Richter Gedeon Nyrt	7,510	221,371

India (14.69%)
Dr Reddy’s Laboratories Ltd	64,000	961,920
HDFC Bank Ltd	12,795	980,993
ICICI Bank Ltd	23,123	777,858
Infosys Ltd	10,400	192,712
Wipro Ltd#	215,400	650,508
Total India		3,563,991

Indonesia (1.68%)
Bank Central Asia Tbk PT	230,000	122,921
Ciputra Development Tbk PT	2,364,000	139,085
United Tractors Tbk PT	110,300	145,757
Total Indonesia		407,763

Mexico (2.17%)
Arca Continental SAB de CV	28,000	296,593
GCC SAB de CV	24,000	230,181
Total Mexico		526,774

Philippines (2.92%)
Ayala Land Inc	220,000	105,506
Manila Electric Co	41,970	401,436
SM Prime Holdings Inc	480,600	200,179
Total Philippines		707,121

Poland (2.82%)
Powszechna Kasa Oszczednosci Bank Polski SA	32,784	684,406

See accompanying notes to financial statements.

3

Shelton Emerging Markets FundPortfolio of Investments (Unaudited) (Continued) 6/30/25

Security Description	Shares	Value
South Africa (4.35%)
Bidvest Group Ltd	29,000	$382,528
Old Mutual Ltd	985,000	671,559
Total South Africa		1,054,087

South Korea (11.51%)
Innocean Worldwide Inc	10,407	152,612
Korean Air Lines Co Ltd	32,600	552,068
Kumho Tire Co Inc*	104,000	346,472
S-1 Corp	10,000	507,299
Samsung Electronics Co Ltd	17,612	778,843
Shinhan Financial Group Co Ltd	10,000	454,055
Total South Korea		2,791,349

Taiwan (21.48%)
Advantech Co Ltd	20,000	232,614
Arcadyan Technology Corp	34,000	233,195
CTBC Financial Holding Co Ltd	124,000	185,366
Delta Electronics Inc	15,000	211,918
MediaTek Inc	11,900	508,843
Nien Made Enterprise Co Ltd	12,000	167,277
Realtek Semiconductor Corp	35,000	678,856
Taiwan Semiconductor Manufacturing Co Ltd	82,500	2,991,480
Total Taiwan		5,209,549

Turkey (0.81%)
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	84,016	196,125

Total Common Stock (Cost $17,529,148)		23,065,200

Preferred Stock (2.97%)

Brazil (2.97%)
Itau Unibanco Holding SA	80,520	546,323
Itausa SA	86,500	174,302
Total Preferred Stock (Cost $648,790)		720,625

Collateral Received For Securities on Loan (2.84%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.50% (Cost $689,315)	689,315	689,315

United States Treasury Bills (0.82%)
United States Treasury Bill 0.000%, 7/31/2025(a) (Cost $199,310)	200,000	199,308

Total Investments (Cost $19,066,563) (101.72%)		24,674,448
Liabilities in Excess of Other Assets (-1.72%)		(417,834)
Net Assets (100.00%)		$24,256,614

*Non-income producing security.

#Loaned security; a portion of the security is on loan at June 30, 2025.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2025, these securities had a total aggregate market value of $640,105, which represented approximately 2.64% of net assets.

(a)A portion of these securities, a total of $99,655, have been pledged or segregated in connection with obligations for futures contracts.

	Notional Amount	Value	Unrealized Appreciation
Futures contracts at June 30,2025
Contracts - $50 times premium / delivery month / commitment / exchange 7 / SEP 2025 / Long / ICE	427,500	431,725	4,225

4

See accompanying notes to financial statements.

Shelton International Select Equity FundPortfolio of Investments (Unaudited) (Expressed in U.S. Dollars) 6/30/25

Security Description	Shares	Value
Common Stock (94.88%)

Australia (2.74%)
BlueScope Steel Ltd	40,283	$612,702
The Lottery Corp Ltd	66,252	232,410
Orica Ltd	29,915	383,733
Total Australia		1,228,845

Brazil (1.79%)
BRF SA#	57,131	208,528
Centrais Eletricas Brasileiras SA#	32,582	242,084
TOTVS SA	45,000	350,371
Total Brazil		800,983

Britain (8.19%)
Halma PLC	17,000	746,678
Phoenix Group Holdings PLC	77,350	699,118
The Sage Group PLC	30,597	525,167
Smiths Group PLC	34,600	1,066,647
United Utilities Group PLC	40,394	632,889
Total Britain		3,670,499

Canada (8.74%)
Barrick Mining Corp	21,300	443,323
Canadian Natural Resources Ltd	12,400	389,631
Celestica Inc*	1,800	281,158
Franco-Nevada Corp	1,300	213,376
George Weston Ltd	40	8,020
IGM Financial Inc	18,500	584,292
RioCan Real Estate Investment Trust	47,900	622,790
Shopify Inc*	1,900	219,082
Stantec Inc	4,200	456,875
Suncor Energy Inc	12,378	463,547
Wheaton Precious Metals Corp	2,600	233,752
Total Canada		3,915,846

China (7.45%)
Alibaba Group Holding Ltd	16,900	236,386
Alibaba Group Holding Ltd	1,500	170,115
BYD Co Ltd	18,000	280,893
Fuyao Glass Industry Group Co Ltd (144A)	85,600	611,198
Haitian International Holdings Ltd	76,000	197,504
NetEase Inc	20,340	546,721
Shandong Gold Mining Co Ltd (144A)	62,250	216,092
Tencent Holdings Ltd	13,400	858,629
Tencent Music Entertainment Group	11,500	224,135
Total China		3,341,673

Denmark (1.94%)
Danske Bank A/S	9,636	392,981
Genmab A/S*	1,494	310,190
Novo Nordisk A/S#	2,400	165,648
Total Denmark		868,819

See accompanying notes to financial statements.

5

Shelton International Select Equity FundPortfolio of Investments (Unaudited) (Continued) 6/30/25

Security Description	Shares	Value
France (5.41%)
BNP Paribas SA	15,087	$1,356,231
Credit Agricole SA	13,205	249,868
Eiffage SA	1,200	168,551
SEB SA	2,432	229,450
Wendel SE	3,978	419,822
Total France		2,423,922

Germany (0.99%)
Infineon Technologies AG	5,199	221,157
Zalando SE (144A)*	6,703	220,670
Total Germany		441,827

Hong Kong (5.00%)
AIA Group Ltd	135,300	1,213,397
Bosideng International Holdings Ltd	381,000	225,204
Hong Kong Exchanges & Clearing Ltd	4,500	240,078
Prudential PLC	45,000	563,674
Total Hong Kong		2,242,353

Hungary (0.78%)
OTP Bank Nyrt	4,371	349,165

India (2.15%)
HDFC Bank Ltd	3,400	260,678
ICICI Bank Ltd	13,900	467,596
Wipro Ltd#	78,175	236,089
Total India		964,363

Indonesia (0.48%)
Kalbe Farma Tbk PT	2,312,300	217,241

Ireland (1.28%)
AerCap Holdings NV	4,900	573,300

Israel (0.68%)
Nice Ltd*	1,800	304,038

Italy (4.52%)
Ferrari NV	415	203,394
Intesa Sanpaolo SpA	190,459	1,097,327
Poste Italiane SpA (144A)	14,300	307,223
Snam SpA	69,242	419,367
Total Italy		2,027,311

Japan (15.53%)
Advantest Corp	3,500	258,922
Azbil Corp	40,400	384,281
Daiichi Sankyo Co Ltd	9,212	215,222
GLP J-Reit	471	424,139
Hitachi Ltd	7,700	224,804
Japan Post Bank Co Ltd	25,000	269,909
Japan Post Holdings Co Ltd	20,600	191,011
Konami Group Corp	2,100	332,649
MISUMI Group Inc	18,800	252,050
Mitsubishi Electric Corp	10,500	226,797
Mitsubishi UFJ Financial Group Inc	19,300	265,722
Mizuho Financial Group Inc	38,900	216,284

6

See accompanying notes to financial statements.

Shelton International Select Equity FundPortfolio of Investments (Unaudited) (Continued) 6/30/25

Security Description	Shares	Value
NEC Corp	8,700	$254,845
Nissan Chemical Corp	19,300	589,733
Sony Group Corp#	8,300	216,049
Sumitomo Mitsui Financial Group Inc	18,400	464,248
Tokyo Electron Ltd	1,300	249,837
Tokyu Corp	48,300	574,784
USS Co Ltd	51,200	564,682
Yokogawa Electric Corp	29,300	784,222
Total Japan		6,960,190

Netherlands (2.90%)
ASM International NV	400	256,019
ASML Holding NV	351	281,288
Heineken Holding NV	3,500	260,748
Prosus NV	4,129	230,864
QIAGEN NV	5,633	271,266
Total Netherlands		1,300,185

Norway (0.49%)
DNB Bank ASA	7,937	219,405

Portugal (1.23%)
EDP SA	127,592	553,350

Singapore (0.50%)
Singapore Exchange Ltd	19,100	223,515

South Africa (1.01%)
Old Mutual Ltd	662,284	451,536

South Korea (4.80%)
KB Financial Group Inc	3,270	268,177
Korean Air Lines Co Ltd	25,930	439,115
Mirae Asset Securities Co Ltd	22,174	351,731
Orion Corp	5,000	402,291
Samsung Electronics Co Ltd	9,524	421,174
SK Square Co Ltd*	1,987	268,899
Total South Korea		2,151,387

Spain (2.67%)
Acciona SA	3,238	582,764
CaixaBank SA	70,781	613,102
Total Spain		1,195,866

Sweden (1.08%)
Telefonaktiebolaget LM Ericsson	56,348	482,105

Switzerland (7.71%)
Novartis AG	3,000	363,638
Novartis AG	11,800	1,427,918
Roche Holding AG	5,108	1,663,609
Total Switzerland		3,455,165

Taiwan (4.29%)
Taiwan Semiconductor Manufacturing Co Ltd	8,499	1,924,928

See accompanying notes to financial statements.

7

Shelton International Select Equity FundPortfolio of Investments (Unaudited) (Continued) 6/30/25

Security Description	Shares	Value
Turkey (0.53%)
Turk Hava Yollari AO	33,551	$238,880

Total Common Stock (Cost $36,152,020)		42,526,697

Preferred Stock (2.31%)

Germany (2.31%)
FUCHS SE	18,802	1,037,321

Total Preferred Stock (Cost $810,413)		1,037,321

Collateral Received For Securities on Loan (2.44%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.50% (Cost $1,093,723)	1,093,723	1,093,723

United States Treasury Bills (2.22%)
United States Treasury Bill 0.000%, 7/31/2025(a) (Cost $996,502)	1,000,000	996,539

Total Investments (Cost $39,052,658) (101.85%)		45,654,280
Liabilities in Excess of Other Assets (-1.85%)		(829,122)
Net Assets (100.00%)		$44,825,158

*Non-income producing security.

#Loaned security; a portion of the security is on loan at June 30, 2025.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2025, these securities had a total aggregate market value of $1,355,183 which represented approximately 3.02% of net assets.

(a)A portion of these securities, a total of $99,655, have been pledged or segregated in connection with obligations for futures contracts.

	Notional Amount	Value	Unrealized Appreciation
Futures contracts at June 30,2025
Contracts - $50 times premium / delivery month / commitment / exchange 7 / SEP 2025 / Long / ICE	1,165,750	1,206,750	41,015

8

See accompanying notes to financial statements.

Shelton Tactical Credit FundPortfolio of Investments (Unaudited) (Expressed in U.S. Dollars) 6/30/25

Security Description	Shares	Value
Common Stock (1.81%)

Consumer, Non-cyclical (1.81%)
Pyxus International Inc#,*	180,682	$939,546

Energy (0.00%)
CHC Group LLC*,(a)	9,358	—

Financial (0.00%)
CBL & Associates LP(a),(b)	1,526,000	—
CBL & Associates LP(a),(b)	1,000,000	—
Total Financial		—

Total Common Stock (Cost $2,208,861)		939,546

Security Description	Par Value	Value
Corporate Debt (87.22%)

Communications (6.47%)
Digicel Midco Ltd / Difl US II LLC, 10.500%, 11/25/2028	1,026,250	1,013,422
Sirius XM Radio LLC, 3.875%, 9/1/2031 (144A)	1,750,000	1,555,162
Windstream Services LLC / Windstream Escrow Finance Corp, 8.250%, 10/1/2031 (144A)	750,000	785,134
Total Communications		3,353,718

Consumer, Cyclical (30.82%)
Acushnet Co, 7.375%, 10/15/2028 (144A)	1,250,000	1,303,109
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 7/15/2026 (144A)	1,000,000	1,051,370
AMC Entertainment Holdings Inc, 7.500%, 2/15/2029 (144A)	2,000,000	1,590,000
AS Mileage Plan IP Ltd, 5.308%, 10/20/2031 (144A)	1,000,000	983,771
Cinemark USA Inc, 5.250%, 7/15/2028 (144A)	1,500,000	1,492,478
Cummins Inc, 5.300%, 5/9/2035	1,250,000	1,269,662
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	1,750,000	1,407,489
The New Home Co Inc, 8.500%, 11/1/2030 (144A)	1,000,000	1,019,188
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)	1,750,000	1,699,878
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.000%, 1/15/2031 (144A)	1,250,000	1,230,066
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada’s Wonderland Co, 6.625%, 5/1/2032 (144A)	1,750,000	1,801,388
WMG Acquisition Corp, 3.000%, 2/15/2031 (144A)	1,250,000	1,133,502
Total Consumer, Cyclical		15,981,901

Consumer, Non-cyclical (21.91%)
1261229 BC Ltd, 10.000%, 4/15/2032 (144A)	1,000,000	1,009,000
The GEO Group Inc, 10.250%, 4/15/2031	1,250,000	1,370,948
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl, 5.750%, 4/1/2033	1,500,000	1,541,754
Kraft Heinz Foods Co, 4.375%, 6/1/2046	1,250,000	1,010,633
The Kroger Co, 5.000%, 9/15/2034	1,000,000	992,868
Mars Inc, 5.650%, 5/1/2045 (144A)	1,000,000	1,003,021
Primo Water Holdings Inc / Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	750,000	755,228
Roche Holdings Inc, 5.593%, 11/13/2033 (144A)	1,350,000	1,431,574
United Rentals North America Inc, 6.000%, 12/15/2029 (144A)	1,000,000	1,024,097
Viking Baked Goods Acquisition Corp, 8.625%, 11/1/2031 (144A)	1,250,000	1,222,779
Total Consumer, Non-cyclical		11,361,902

Energy (4.33%)
Talos Production Inc, 9.375%, 2/1/2031 (144A)	750,000	765,827
Transocean Inc, 8.000%, 2/1/2027 (144A)	1,500,000	1,478,789
Total Energy		2,244,616

See accompanying notes to financial statements.

9

Shelton Tactical Credit FundPortfolio of Investments (Unaudited) (Continued) 6/30/25

Security Description	Par Value	Value
Financial (18.91%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	1,250,000	$1,000,186
American Homes 4 Rent LP, 5.500%, 2/1/2034	1,500,000	1,525,272
First Industrial LP, 5.250%, 1/15/2031	1,500,000	1,517,462
Iron Mountain Inc, 6.250%, 1/15/2033 (144A)	1,750,000	1,799,334
JPMorgan Chase & Co, 3.882%, 7/24/2038(c)	1,250,000	1,102,532
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC, 6.500%, 2/15/2029 (144A)	750,000	724,972
Visa Inc, 2.700%, 4/15/2040	1,500,000	1,132,600
Welltower OP LLC, 5.125%, 7/1/2035	1,000,000	1,004,046
Total Financial		9,806,404

Industrial (0.00%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022#,(a),(b)	548,153	—

Technology (2.40%)
KLA Corp, 4.700%, 2/1/2034	1,250,000	1,244,113

Utilities (2.38%)
Calpine Corp, 5.000%, 2/1/2031 (144A)	1,250,000	1,236,543

Total Corporate Debt (Cost $44,989,946)		45,229,197

Municipal Bonds (0.05%)

Development (0.05%)
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)(b)	250,000	2,813
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(b)	2,050,000	23,063
Total Development		25,876

Total Municipal Debt (Cost $2,280,321)		25,876

United States Treasury Bills (7.87%)
United States Treasury Bill, 0.000%, 8/14/2025 (Cost $4,078,634)	4,100,000	4,078,392

Term Loans (1.37%)
Pyxus Holdings Inc, TSFR1M (floor + 1.500%) + 8.000%, 12/27/2027(c)	442,113	417,244
Pyxus Holdings Inc, TSFR1M (floor + 1.500%) + 8.000%, 12/31/2027(c)	294,742	294,742
Total Term Loans (Cost $732,617)		711,986

Purchased Options - Puts (0.07%)	Contracts	Value
10-Year US Treasury Note Futures
Notional amount $547,500 premiums paid $16,406 exercise price $109.50, expires 8/22/25	50	10,938
10-Year US Treasury Note Futures
Notional amount $542,500 premiums paid $28,906, exercise price $108.50, expires 8/22/25	50	5,469
10-Year US Treasury Note Futures
Notional amount $163,500 premiums paid $7,500, exercise price $109.00, expires 8/22/25	15	2,344
iShares iBoxx High Yield Corporate Bond ETF
Notional amount $5,850,000, premiums paid $42,250,exercise price $78.00, expires 8/15/25	750	12,000
iShares iBoxx High Yield Corporate Bond ETF
Notional amount $3,800,000, premiums paid $15,000,exercise price $76.00, expires 8/15/25	500	4,000
Total Options (Cost $110,062)		34,751

Total Investments (Cost $54,400,441) (98.39%)		$51,019,748
Other Net Assets (1.61%)		834,289
Net Assets (100.00%)		$51,854,037

10

See accompanying notes to financial statements.

Shelton Tactical Credit FundPortfolio of Investments (Unaudited) (Continued) 6/30/25

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2025, these securities had a total aggregate market value of $25,663,192 which represented approximately 49.49% of net assets.

*Non income security.

#Security is illiquid.

(a)Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value security is $0.00.

(b)Defaulted security

(c)Variable rate security.

Credit Default Swaps*,**,*** (-0.06%)	Maturity Date	Fixed Deal (Pay Rate)	Implied Credit Spread at June 30, 2025	Notional Amount	Period Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Depreciation
Buy Protection
CDXIG44 6/30	6/20/2030	1.00%	0.51%	15,000,000	Quarterly	(330,825)	(290,678)	(40,147)
Total Buy Protection						(330,825)	(290,678)	(40,147)

*For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

**For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period-end will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of the referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

***For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract.

See accompanying notes to financial statements.

11

Statements of Assets & Liabilities (Unaudited) June 30, 2025

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
Assets
Investments in securities
Cost of investments	$19,066,563	$39,052,658	$54,290,379
Cost of purchased options	—	—	110,063
Fair value of investments (Note 1)*	24,674,448	45,654,280	50,984,997
Fair value of purchased options (Note 1)	—	—	34,751
Cash	46,222	23,617	146,733
Cash held at broker	767	12,317	142,462
Securities sold receivable	1,489	—	—
Interest receivable	—	—	833,935
Dividend receivable	94,563	59,705	—
Reclaim receivable	4,516	331,374	—
Receivable from investment advisor	20,474	15,457	19,340
Receivable for investment securities sold	177,708	—	1,027,500
Receivable for fund shares sold	25,396	4,939	4,881
Prepaid expenses	20,883	9,240	138
Variation margin receiveable	—	—	45,997
Other receivables	157	176	—
Total assets	$25,066,623	$46,111,105	$53,240,735

Liabilities
Payables and other liabilites
Collateral for securities loaned	689,315	1,093,723	—
Payable for fund shares repurchased	39,877	57,687	302,215
Payable to investment advisor	21,943	26,742	25,556
Distributions payable	360	98	5,170
Payable for securities purchased	—	—	1,000,000
Accrued 12b-1 fees	274	873	484
Accrued administration fees	1,895	3,345	3,196
Accrued CCO fees	604	22,237	1,284
Accrued custody fees	—	10,006	—
Accrued expenses	—	9,557	14,407
Accrued fund accounting fees	12,695	12,174	13,498
Accrued printing fees	—	—	904
Accrued registration fees	13,053	17,140	4,906
Accrued transfer agent fees	22,682	31,530	13,299
Accrued trustee fees	899	835	1,779
Misc. fees and expense	6,413	—	—
Total liabilities	810,009	1,285,947	1,386,698

Net assets	$24,256,614	$44,825,158	$51,854,037

Net assets at June 30, 2025 consist of
Paid-in capital	19,146,187	85,598,483	63,355,026
Distributable earnings/(loss)	5,110,427	(40,773,325)	(11,500,989)
Total net assets	$24,256,614	$44,825,158	$51,854,037

Net assets
Institutional Shares	$22,925,270	$40,586,564	$49,602,702
Investor Shares	$1,331,344	$4,238,594	$2,251,335

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	1,200,841	1,453,121	4,791,700
Investor Shares (no par value, unlimited shares authorized)	70,831	156,725	219,393

Net asset value per share
Institutional Shares	$10.35	$27.93	$10.35
Investor Shares	$10.26	$27.04	$10.26

*Securities are on loan in the amount of $640,533, $1,057,709, and $— respectfully.

12

See accompanying notes to financial statements.

Statements of Operations June 30, 2025

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2025 (Unaudited)
Investment income
Interest income	$8,563	$15,834	$1,288,423
Dividend income (net of foreign tax witheld: $47,736, $106,447 and $— respectively)	392,539	692,106	—
Reclaim income
Other income	—	—	—
Income from securities lending, net	3,019	2,295	—
Total	$404,121	$710,235	$1,288,423

Expenses
Management fees (Note 2)	115,534	150,761	185,515
Administration fees (Note 2)	10,683	18,845	16,831
Transfer agent fees	17,578	19,006	7,616
Accounting services	22,343	19,286	17,937
Custodian fees	10,076	13,710	3,412
Legal and audit fees	17,682	17,115	13,738
CCO fees (Note 2)	1,197	2,165	1,973
Trustees fees	3,826	3,890	4,066
Insurance	339	601	553
Printing	15,444	15,656	9,853
Registration and dues	20,974	23,509	22,566
12b-1 fees Investor Shares (Note 2)	1,532	4,938	2,940
Licensing fee	1,158	4,440	—
Total expenses	$238,366	$293,922	$287,000
Less reimbursement from advisor (Note 2)	(123,523)	(87,012)	(119,345)
Net expenses	$114,843	$206,910	$167,655
Net investment income	$289,278	$503,325	$1,120,768

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	$204,951	$2,971,064	$150,968
Net realized gain/(loss) from futures contracts	9,266	5,542	(7,793)
Net realized gain/(loss) from purchased option contracts	—	—	(41,127)
Net realized gain/(loss) from swap contracts	—	—	(54,828)
Total net realized gain/(loss)	214,217	2,976,606	47,220

Change in unrealized appreciation/(depreciation) of investments and foriegn currency translation	2,463,771	4,008,664	924,102
Change in unrealized appreciation/(depreciation) of futures	11,945	41,015	—
Change in unrealized appreciation/(depreciation) of purchased option contracts	—	—	(138,828)
Change in unrealized appreciation/(depreciation) of swap contracts	—	—	(36,114)
Net realized and unrealized gain/(loss) on investments	$2,689,933	$7,026,288	$796,380
Net increase/(decrease) in net assets resulting from operations	$2,979,211	$7,529,613	$1,917,148

See accompanying notes to financial statements.

13

Statements of Changes in Net Assets June 30, 2025

	Shelton Emerging Markets Fund		Shelton International Select Equity Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income/(loss)	$289,278	$408,707	$503,325	$794,279
Net realized gain/(loss) from security transactions and foreign currency	204,951	1,192,292	2,971,064	4,690,870
Net realized gain/(loss) from futures contracts	9,266	(12,794)	5,542	(17,143)
Change in unrealized appreciation/(depreciation) of investments and foreign currency translation	2,463,771	(1,073,800)	4,008,664	(3,689,570)
Change in unrealized appreciation/(depreciation) of futures	11,945	(7,720)	41,015	—
Net increase/(decrease) in net assets resulting from operations	2,979,211	506,685	7,529,613	1,778,436

Distributions to shareholders
Distributions
Institutional Shares	—	(1,284,587)	—	(1,308,432)
Investor Shares	—	(63,699)	—	(129,637)
Institutional Return of Capital	—	—	—	(14,390)
Investor Return of Capital	—	—	—	(1,440)
Total Distributions	—	(1,348,286)	—	(1,453,899)
Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(2,020,292)	(5,336,579)	(3,219,252)	(11,693,675)
Total increase/(decrease)	958,919	(6,178,180)	4,310,361	(11,369,138)

Net assets
Beginning of year	23,297,695	29,475,875	40,514,797	51,883,935
End of year	$24,256,614	$23,297,695	$44,825,158	$40,514,797

	Shelton Tactical Credit Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income/(loss)	$1,120,768	$1,908,163
Net realized gain/(loss) from security transactions and foreign currency	150,968	(221,040)
Net realized gain/(loss) from futures contracts	(7,793)	(13,862)
Net realized gain/(loss) from purchased option contracts	(41,127)	(65,937)
Net realized gain/(loss) from swap contracts	(54,828)	(102,405)
Change in unrealized appreciation/(depreciation) of investments and foreign currency translation	924,102	397,045
Change in unrealized appreciation/(depreciation) of futures	—	—
Change in unrealized appreciation/(depreciation) of purchased option contracts	(138,828)	90,078
Change in unrealized appreciation/(depreciation) of swap contracts	(36,114)	(9,806)
Net increase/(decrease) in net assets resulting from operations	1,917,148	1,982,236

Distributions to shareholders
Distributions
Institutional Shares	(971,748)	(1,688,354)
Investor Shares	(64,368)	(132,683)
Instiutional Return of Capital	—	(33,021)
Investor Return of Capital	—	(2,595)
Total Distributions	(1,036,116)	(1,856,653)
Capital share transactions
Increase/(Decrease) in net assets resulting from capital share transactions	15,152,225	4,531,253
Total increase/(decrease)	16,033,257	4,656,836

Net assets
Beginning of year	35,820,779	31,163,943
End of year	$51,854,037	$35,820,779

14

See accompanying notes to financial statements.

Statements of Changes in Net Assets June 30, 2025 (Continued)

Shelton Emerging Markets Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	69,266	$1,208,409	439,752	$7,758,747	19,369	$328,720	29,535	$517,777
Shares issued in reinvestment of distributions	—	(1,243)	64,422	1,094,648	—	—	3,585	60,036
Shares repurchased	(187,871)	(3,292,558)	(791,771)	(14,033,881)	(16,148)	(263,620)	(40,946)	(733,906)
Net increase/(decrease)	(118,605)	$(2,085,392)	(287,597)	$(5,180,486)	3,221	$65,100	(7,826)	$(156,093)

Shelton International Select Equity Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	170,931	$4,443,212	402,849	$9,776,460	63,711	$1,522,983	166,503	$3,929,688
Shares issued in reinvestment of distributions	—	—	52,973	1,233,219	—	—	5,116	115,475
Shares repurchased	(292,434)	(7,311,177)	(891,539)	(21,424,935)	(77,878)	(1,874,270)	(225,654)	(5,323,582)
Net increase/(decrease)	(121,503)	$(2,867,965)	(435,717)	$(10,415,256)	(14,167)	$(351,287)	(54,035)	$(1,278,419)

Shelton Tactical Credit Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	1,827,148	$18,896,094	947,629	$9,615,208	8,211	$82,696	11,023	$112,148
Shares issued in reinvestment of distributions	94,660	968,392	168,333	1,711,900	5,573	56,605	12,017	121,863
Shares repurchased	(431,845)	(4,410,707)	(606,229)	(6,171,414)	(43,462)	(440,855)	(85,294)	(858,452)
Net increase/(decrease)	1,489,963	$15,453,779	509,733	$5,155,694	(29,678)	$(301,554)	(62,254)	$(624,441)

See accompanying notes to financial statements.

15

Financial Highlights (For a Share Outstanding Throughout Each Year)

Shelton Emerging Markets Fund Institutional Shares(a)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(b)		Year Ended September 30, 2020
Net asset value, beginning of year	$16.81		$17.53	$16.76	$19.86	$20.09	$15.33		$14.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.22		0.28	0.26	0.17	— (d)	(0.04)		0.01
Net gain/(loss) on securities (both realized and unrealized)	(6.68)		0.01	2.27	(3.02)	0.15	4.84		0.87
Total from investment operations	(6.46)		0.29	2.53	(2.85)	0.15	4.80		0.88
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.70)	(0.22)	(0.25)	(0.38)	(0.04)		(0.37)
Distributions from capital gains	—		(0.31)	(1.54)	—	—	—		—
Total distributions	—		(1.01)	(1.76)	(0.25)	(0.38)	(0.04)		(0.37)
Net asset value, end of year or period	$10.35		$16.81	$17.53	$16.76	$19.86	$20.09		$15.33

Total return	13.56	%(e)	1.66%	15.43%	(14.33)%	0.77%	31.29	%(e)	5.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$22,925		$22,178	$28,170	$22,812	$30,458	$25,749		$21,354
Ratio of expenses to average net assets:
Before expense reimbursements	2.06	%(f)	1.77%	1.70%	1.77%	1.58%	1.48	%(f)	1.89%
After expense reimbursements(g)	0.99	%(f)	1.29%	1.70%	1.77%	1.56%	1.48	%(f)	1.61%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.43	%(f)	1.09%	1.34%	1.00%	(0.04)%	(0.88	)%(f)	(0.20)%
After expense reimbursements	2.50	%(f)	1.57%	1.34%	1.00%	0.04%	(0.88	)%(f)	0.08%
Portfolio turnover	21	%(e)	78%	63%	49%	21%	27	%(e)	58%

Investor Shares(h)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(b)		Year Ended September 30, 2020
Net asset value, beginning of year	$16.57		$17.31	$16.53	$19.64	$19.92	$15.20		$14.73
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.20		0.24	0.21	0.15	(0.05)	(0.05)		(0.01)
Net gain/(loss) on securities (both realized and unrealized)	(6.51)		—	2.24	(3.01)	0.15	4.81		0.84
Total from investment operations	(6.31)		0.24	2.45	(2.86)	0.10	4.76		0.83
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.67)	(0.13)	(0.25)	(0.38)	(0.04)		(0.36)
Distributions from capital gains	—		(0.31)	(1.54)	—	—	—		—
Total distributions	—		(0.98)	(1.67)	(0.25)	(0.38)	(0.04)		(0.36)
Net asset value, end of year or period	$10.26		$16.57	$17.31	$16.53	$19.64	$19.92		$15.20

Total return	13.46	%(e)	1.41%	15.15%	(14.56)%	0.52%	31.29	%(e)	5.48%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,331		$1,120	$1,306	$914	$1,260	$1,588		$1,432
Ratio of expenses to average net assets:
Before expense reimbursements	2.30	%(f)	2.02%	1.94%	2.03%	1.84%	1.73	%(f)	2.54%
After expense reimbursements(g)	1.23	%(f)	1.53%	1.94%	2.03%	1.81%	1.73	%(f)	1.89%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.25	%(f)	0.89%	1.08%	0.86%	(0.28)%	(1.12	)%(f)	(0.74)%
After expense reimbursements	2.32	%(f)	1.38%	1.08%	0.86%	(0.25)%	(1.12	)%(f)	(0.08)%
Portfolio turnover	21	%(e)	78%	63%	49%	21%	27	%(e)	58%

(a)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Emerging Markets Fund - Class S.

(b)Fund changed its fiscal year end from September 30 to December 31.

(c)Calculated based upon average shares outstanding.

(d)Amount less than $(0.005).

(e)Not annualized.

(f)Annualized.

(g)Effective for the year ended September 30, 2020 and thereafter, CCO Fees are not included in the expense limitation. For the year ended September 30, 2020, reorganization costs not included. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(h)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Emerging Markets Fund - Class A.

16

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton International Select Equity Fund Institutional Shares	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$23.28		$23.28	$20.81	$27.20	$25.77	$22.02
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.28		0.43	0.37	0.47	0.16	0.12
Net gain/(loss) on securities (both realized and unrealized)	4.37		0.44	2.53	(5.72)	1.45	3.84
Total from investment operations	4.65		0.87	2.90	(5.25)	1.61	3.96
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.86)	(0.43)	(1.14)	(0.18)	(0.21)
Distributions from return of capital	—		(0.01)	—	—	—	—
Distributions from capital gains	—		—	—	—	—	—
Total distributions	—		(0.87)	(0.43)	(1.14)	(0.18)	(0.21)
Redemption Fees	—		—	—	—	—	—
Net asset value, end of year	$27.93		$23.28	$23.28	$20.81	$27.20	$25.77

Total return	19.97	%(b)	3.68%	13.97%	(19.29)%	6.23%	18.07%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$40,587		$36,658	$46,806	$69,446	$149,505	$127,893
Ratio of expenses to average net assets:
Before expense reimbursements	1.41	%(c)	1.26%	1.18%	1.08%	0.99%	1.04%
After expense reimbursements	0.99	%(c)	0.99%	0.98%	1.00%	0.99%	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.88	%(c)	1.45%	1.44%	1.99%	0.61%	0.49%
After expense reimbursements	2.30	%(c)	1.72%	1.64%	2.07%	0.61%	0.54%
Portfolio turnover	55	%(b)	56%	55%	44%	46%	46%

Investor Shares	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$22.57		$22.58	$20.21	$27.04	$25.62	$21.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.25		0.35	0.31	0.47	0.11	0.05
Net gain/(loss) on securities (both realized and unrealized)	4.22		0.43	2.45	(5.73)	1.42	3.80
Total from investment operations	4.47		0.78	2.76	(5.26)	1.53	3.85
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.78)	(0.39)	(1.57)	(0.11)	(0.14)
Distributions from return of capital	—		(0.01)	—	—	—	—
Distributions from capital gains	—		—	—	—	—	—
Total distributions	—		(0.79)	(0.39)	(1.57)	(0.11)	(0.14)
Redemption Fees	—		—	—	—	—	—
Net asset value, end of year	$27.04		$22.57	$22.58	$20.21	$27.04	$25.62

Total return	19.81	%(b)	3.45%	13.64%	(19.47)%	5.97%	17.64%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$4,239		$3,857	$5,078	$6,657	$30,219	$15,863
Ratio of expenses to average net assets:
Before expense reimbursements	1.67	%(c)	1.50%	1.43%	1.33%	1.23%	1.29%
After expense reimbursements	1.25	%(c)	1.24%	1.23%	1.25%	1.23%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.69	%(c)	1.19%	1.29%	1.96%	0.40%	0.19%
After expense reimbursements	2.12	%(c)	1.46%	1.49%	2.04%	0.40%	0.24%
Portfolio turnover	55	%(b)	56%	55%	44%	46%	46%

(a)Calculated based upon average shares outstanding.

(b)Not annualized.

(c)Annualized.

See accompanying notes to financial statements.

17

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Tactical Credit Fund Institutional Shares	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year	$10.09		$10.04		$9.98		$11.07		$10.70		$10.55
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.29		0.55		0.50		0.28		0.23		0.40
Net gain/(loss) on securities (both realized and unrealized)	0.22		0.04		0.04	(b)	(1.08)		0.53		0.18
Total from investment operations	0.51		0.59		0.54		(0.80)		0.76		0.58
LESS DISTRIBUTIONS
Dividends from net investment income	(0.25)		(0.53)		(0.48)		(0.27)		(0.39)		(0.43)
Distributions from return of capital	—		(0.01)		—		(0.02)
Distributions from capital gains	—		—		—		—		—		—
Total distributions	(0.25)		(0.54)		(0.48)		(0.29)		(0.39)		(0.43)
Redemption fees	—		—		—		—		—		—
Net asset value, end of year	$10.35		$10.09		$10.04		$9.98		$11.07		$10.70

Total return	5.07	%(c)	5.93%		5.70%		(7.27)%		7.09%		5.89%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$49,603		$33,316		$28,041		$32,821		$50,232		$40,473
Ratio of expenses to average net assets:
Before expense reimbursements	1.55	%(d),(e)	1.61	%(e)	1.83	%(e)	1.86	%(e)	2.13	%(e)	3.45	%(e)
After expense reimbursements	0.91	%(d),(e)	0.99	%(e)	1.23	%(e)	1.72	%(e)	2.04	%(e)	3.35	%(e)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	5.18	%(d)	4.91%		4.44%		2.54%		1.97%		3.83%
After expense reimbursements	5.83	%(d)	5.52%		5.04%		2.68%		2.06%		3.93%
Portfolio turnover	67	%(c)	111%		187%		63%		118%		249%

Investor Shares	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year	$10.06		$10.03		$9.97		$11.05		$10.71		$10.55
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.28		0.54		0.47		0.25		0.21		0.36
Net gain/(loss) on securities (both realized and unrealized)	0.21		0.02		0.05	(b)	(1.07)		0.51		0.21
Total from investment operations	0.49		0.56		0.52		(0.82)		0.72		0.57
LESS DISTRIBUTIONS
Dividends from net investment income	(0.29)		(0.52)		(0.46)		(0.24)		(0.38)		(0.41)
Distributions from return of capital	—		(0.01)		—		(0.02)		—		—
Distributions from capital gains	—		—		—		—		—		—
Total distributions	(0.29)		(0.53)		(0.46)		(0.26)		(0.38)		(0.41)
Redemption fees	—		—		—		—		—		—
Net asset value, end of year	$10.26		$10.06		$10.03		$9.97		$11.05		$10.71

Total return	4.90	%(c)	5.67%		5.43%		(7.42)%		6.75%		5.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,251		$2,505		$3,123		$3,523		$4,556		$6,510
Ratio of expenses to average net assets:
Before expense reimbursements	1.81	%(d),(e)	1.86	%(e)	2.13	%(e)	2.11	%(e)	2.41	%(e)	3.70	%(e)
After expense reimbursements	1.17	%(d),(e)	1.24	%(e)	1.52	%(e)	1.97	%(e)	2.31	%(e)	3.60	%(e)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.90	%(d)	4.65%		4.18%		2.29%		1.83%		3.51%
After expense reimbursements	5.57	%(d)	5.27%		4.79%		2.43%		1.93%		3.61%
Portfolio turnover	67	%(c)	111%		187%		63%		118%		249%

(a) Based on average shares outstanding for the period.

(b) Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized unrealized losses on the Statements of Operations for the same period.

(c) Not Annualized.

(d) Annualized.

(e) If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the period ended June 30, 2025, 0.00% for the year ended December 31, 2024, 0.01% for the year ended December 31, 2023, 0.28% for the year ended December 31, 2022, 0.21% for the year ended December 31, 2021, and 1.93% for the year ended December 31, 2020, respectively.

18

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2025

Note 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each fund is the information utilized for the day-to-day management of the funds. Each fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. As of December 31, 2024, the Trust consists of ten separate series, three of which are included in these financial statements. Shelton Capital Management (“Shelton”) serves as Investment Advisor (the “Advisor”) to the funds of the Trust.

The Shelton Emerging Markets Fund (“Emerging Markets Fund”) is an open-end diversified series of the Trust. The inception date of the Fund is June 26, 2020. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Emerging Markets Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on June 26, 2020. All historic performance and financial information presented is that of the ICON Emerging Markets Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Emerging Markets Fund.

Shelton Tactical Credit Fund (“Tactical Credit Fund”) is an open-end, diversified series of the Trust. The inception date is December 12, 2013. The Fund’s investment objective is to seek current income and capital appreciation. Eﬀective July 1, 2016, Shelton Capital Management became the advisor to the Fund.

Shelton International Select Equity Fund (“International Select Fund”, and together with the Emerging Markets Fund, and the Tactical Credit Fund, each a “Fund” and collectively, the “Funds”) is an open-end, diversified series of the Trust. The inception date is July 18, 2016. The Fund’s investment objective is to achieve long-term capital appreciation. Eﬀective July 18, 2016, Shelton became the advisor to the Fund.

On June 3, 2020, the shareholders of the ICON International Equity Fund, a series of ICON Funds approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton International Select Equity Fund. The International Select Fund is the performance and accounting, legal and tax survivor of the reorganization. The reorganization was effective as of the open of business on June 29, 2020.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(a) Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Credit default swaps are valued by pricing services using various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith by the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the Advisor the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c) Short Sales — Short sales are transactions under which the Tactical Credit Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Tax reclaims are recorded on ex-dividend date. The Fund Accountant reconciles reclaims on their books to the Custodian’s on a semi-annual basis and provides this reconciliation to the Fund Administrator. The reconciliation provides substantial detail about each of the

19

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2025

receivables and this data is reviewed against Shelton’s policy to determine reclaims that should be recorded or written off. Tax reclaims which are deemed de-minimis or uncollectible by the Fund Administrator are not recorded. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities.

Reported net realized gain/(loss) from futures contracts for the Shelton International Select Fund and Tactical Credit Fund are charges for the ability to trade futures in the respective funds. No futures transactions occurred during the year ended December 31, 2024.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses. These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — The Shelton Emerging Markets Fund seeks to replicate the performance of its sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

The Tactical Credit Fund aims to use related credit asset classes on both the long and short side to generate an attractive rate of return with low volatility. Portfolio construction is implemented with a relative value framework and looks across the entire balance sheet of a corporation from senior secured down through subordinated, equity-linked bonds. This hedged approach is designed to generate performance that is less reliant on the direction of the overall market than a typical credit-based fund. This may result in the Fund having a larger concentration in certain sectors than others at a given point in time. As of June 30, 2025, Tactical Credit Fund had 31.5% of net assets invested in the Consumer-Cyclical sector.

Cash held at broker: Cash held at broker as shown in the Statement of Assets and Liabilities represents deposits with a broker pledged as collateral to meet margin requirements. This cash is restricted from being returned until either the position is closed or requirements change.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i) Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Fund’s future tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(k) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

20

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Funds’ securities at June 30, 2025 using fair value hierarchy:

Emerging Markets Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$23,785,825	$199,308	$—	$23,985,133
Investments Purchased With Proceeds From Securities Lending(d)	—	—	—	689,315
Total	$23,785,825	$199,308	$—	$24,674,448

Emerging Markets Fund - Future Contracts Liabilities	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$4,225	$—	$—	$4,225
Total	$4,225	$—	$—	$4,225

International Select Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$43,564,018	$996,539	$—	$44,560,557
Investments Purchased With Proceeds From Securities Lending(d)	—	—	—	1,093,723
Total	$43,564,018	$996,539	$—	$45,654,280

International Select Fund - Future Contracts Liabilities	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$41,015	$—	$—	$41,015
Total	$41,015	$—	$—	$41,015

Tactical Credit Fund – Assets	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$974,297	$50,045,451	$—	$51,019,748
Total	$974,297	$50,045,451	$—	$51,019,748

Tactical Credit Fund – Credit Default Swaps Liabilities	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$40,147	$—	$40,147
Total	$—	$40,147	$—	$40,147

(a)It is the Funds’ policy to recognize transfers in and out of Level 3 on the last day of the fiscal reporting period.

(b)All publicly traded common stocks and purchased options held by the Funds are classified as Level 1 securities, except as otherwise noted on the Portfolio of Investments for Tactical Credit Fund. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

(c)All corporate bonds, municipal bonds, and term loans held in the Funds are Level 2 securities except as otherwise noted on the Portfolio of Investments. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(d)Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

(e)Represents unrealized appreciation/depreciation on the last day of the reporting period.

Level 3 Securities
	Tactical Credit Fund
Beginning Balance	$0
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	—
Distributions	—
Transfers into Level 3	—
Transfers out of Level 3	0	*
Ending Balance	$0

*Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

21

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2025

The amount of change in unrealized appreciation/(depreciation) reflected in the Statement of Operations that is attributable to Level 3 securities still held as of year-end is $0.

	Fair Value as of 6/30/2025	Unobservable Input	Valuation Techniques	Input Values	Impact to valuation from an increase to input
Tactical Credit Fund
CBL & Associates LP	$—	Estimated future cash flows	Income approach	$0	Increase
CHC Group LLC	$—	Estimated future cash flows	Income approach	$0	Increase
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC	$—	Estimated future cash flows	Income approach	$0	Increase

(l) Disclosure about Derivative Instruments and Hedging Activities — The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The effect of derivative instruments on the Statements of Assets & Liabilities as of June 30, 2025:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Receivable/ (Payable)
International Select Fund Futures- Equity Contracts	$—
Emerging Markets Fund Futures - Equity Contracts	—
Tactical Credit Fund- Credit Default Swap*	45,997

*Includes cumulative appreciation/depreciation, unamortized upfront payments and cash held at broker (Note 1).

Tactical Credit Fund
Derivatives Not Accounted for as Hedging Instruments
Asset Derivatives
Interest Rate Risk
Purchased Interest Rate Options	$34,751
Total	$34,751

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2025:

Derivatives Not Accounted for as Hedging Instruments	Amount of Realized Gain/(Loss) from futures contracts	Amount of Change in Unrealized Appreciation/ Depreciation from futures contracts
International Select Fund Futures - Equity contracts	$5,542	$41,015
Emerging Markets Fund Futures - Equity contracts	9,266	11,945

Tactical Credit Fund
Derivatives Not Accounted for as Hedging Instruments
Amount of Realized Gain/(Loss) Recognized on Derivatives
Interest Rate Risk
Purchased Interest Rate Options	$(41,127)
Credit Risk
Credit Default Swap	(54,828)
Total	$(95,955)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Interest Rate Risk
Purchased Interest Rate Options	$(138,828)
Credit Risk
Credit Default Swap	(36,114)
Total	$(174,942)

22

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2025

The previously disclosed derivative instruments outstanding as of June 30, 2025, and their effect on the Statements of Operations for the year January 1, 2025 through June 30, 2025, serve as indicators of the volume of activity for futures contracts and credit default swaps. The following table indicates the average volume of derivatives for the year:

Tactical Credit Fund	Average Month End Notional Value
Purchased Options	$11,078,333
Credit Default Swaps	10,833,333

Emerging Markets Fund
Futures - Equity Contracts	402,937

International Select Fund
Futures - Equity Contracts	194,292

(m) Credit Default Swaps — During the year ended December 31, 2024, the Shelton Tactical Credit Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities.

Note 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the contractual expense limits, for the period ended June 30, 2025 are as follows:

	Contractual Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
Emerging Markets Fund	0.97%	1.22%	5/1/26
International Select Fund	0.98%	1.23%	5/1/26
Tactical Credit Fund*	0.73%	0.98%	5/1/26

*Prior to May 1, 2025, the expense limitation was 0.98% for Institutional Shares and 1.23% for Investor Shares.

In accordance with the terms of the applicable management agreement, the Advisor receives compensation at the following annual rates:

Fund	Net Assets
Emerging Markets Fund	1.00%
International Select Fund	0.74%
Tactical Credit Fund	0.74%

At December 31, 2024, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was 934,025. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/25	Expires 12/31/26	Expires 12/31/27	Total
Emerging Markets Fund	$—	$—	$126,799	$126,799
International Select Fund	95,263	118,414	122,022	335,699
Tactical Credit Fund	55,297	202,410	213,820	471,527
Total	$150,560	$320,824	$462,641	$934,025

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

23

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2025

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of Shelton, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the period ended June 30, 2025 the following were incurred:

Fund	Investor Class 12b-1 Fees
Emerging Markets Fund	$1,532
International Select Fund	4,938
Tactical Credit Fund	2,940

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Emerging Markets Fund	$4,748,608	$6,475,663
International Select Fund	22,298,560	25,330,414
Tactical Credit Fund	26,987,167	18,797,045

Note 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, reclassifications were as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
Emerging Markets Fund	$(109,111)	$109,111

The reclassification of net assets consists primarily of over distributions from foreign taxes paid.

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments on December 31, 2024 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Fund	$20,900,157	$3,865,781	$(1,222,904)	$2,642,877
International Select Fund	39,068,529	4,067,235	(2,340,413)	1,726,822
Tactical Credit Fund	39,400,150	592,925	(4,825,937)	(4,233,012)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2024 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Emerging Markets Fund	$(282,695)	$—	$—	$—	$2,642,877	$(228,966)	$2,131,216
International Select Fund	—	—	—	—	1,726,822	(50,029,760)	(48,302,938)
Tactical Credit Fund	—	—	—	—	(4,233,012)	(8,149,010)	(12,382,022)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax treatment of derivatives, wash sales, Passive Foreign Investment Companies, and certain other investments.

During the current year the Shelton Emerging Markets Fund deferred $193,918 of short-term and $35,048 of long-term post-October capital losses and the Tactical Credit Fund deferred $17,097 of post-October specified ordinary losses, which will be recognized on the first day of the following fiscal year.

24

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2025

Capital Losses: Capital loss carry forwards, as of December 31, 2024, available to offset future capital gains, if any, are as follows:

	Emerging Markets	International Select	Tactical Credit
Long Term with no Limitation with no Limit	$—	$36,809,330	$5,182,545
Short Term with no Limitation with no Limit	—	13,175,221	2,949,368
Long Term Subject to Annual Limitation	—	—	—
Short Term Subject to Annual Limitation	—	—	—
Total	$—	$49,984,551	$7,859,544
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending December 31, 2024	$—	$3,569,549	$527,580

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital	Long-Term Capital Gains	Exempt- Interest Dividends	Total Distributions
Emerging Markets Fund	December 31, 2024	$939,511	$—	$408,775	$—	$1,348,286
	December 31, 2023	2,048,905	—	696,057	—	2,744,962

International Select Fund	December 31, 2024	1,438,083	15,816(a)	—	—	1,453,899
	December 31, 2023	931,628	—	—	—	931,628

Tactical Credit Fund	December 31, 2024	1,821,037	35,616(a)	—	—	1,856,653
	December 31, 2023	1,674,318	—	—	—	1,674,318

(a)It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later in accordance with U.S. GAAP and/ or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital.

Note 5 – SECURITIES LENDINGS

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00.The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

As of June 30, 2025, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
Emerging Markets Fund	$640,533	$689,315
International Select Fund	1,057,709	1,093,723

*The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity as shown on the Portfolios of Investments.

Note 6 – BORROWINGS

In connection with the short sale arrangement between JP Morgan and Shelton Tactical Credit Fund, the Fund may borrow in excess of the short sale proceeds. There were no borrowings during the year.

Note 7 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statement

25

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable to the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

26

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

•The Investment Advisory Agreement dated October 11, 2016, between SCM Trust, on behalf of the Shelton International Select Equity Fund (the “International Select Equity Fund”) and the Shelton Tactical Credit Fund (the “Tactical Credit Fund”) (each a “Fund” and together with the Shelton Emerging Markets Fund, the “Funds”), and Shelton Capital Management (“Shelton Capital” or “SCM”); and

•The Investment Advisory Agreement dated February 6, 2020, between SCM Trust, on behalf of the Shelton Emerging Markets Fund (the “Emerging Markets Fund”), and Shelton Capital Management (collectively, the “SCM Advisory Agreements”).

At a meeting held on March 6-7, 2025, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the SCM Advisory Agreements for the maximum period permitted under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from Shelton Capital and third-party sources. This information, together with other information provided by Shelton Capital, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided to the Funds by Shelton Capital, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; compliance; shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton Capital to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable, with Shelton Capital representatives, and in a private session with independent legal counsel at which representatives of Shelton Capital were not present. In deciding to approve the renewal of the SCM Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

Shelton Capital, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and, noting Shelton Capital’s additions over recent years, determined that Shelton Capital was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: Shelton Capital’s policies, procedures and systems to ensure compliance with applicable laws and regulations and Shelton Capital’s commitment to these programs; each of their efforts to keep the Trustees informed; and Shelton Capital’s attention to matters that may involve conflicts of interest with the Funds. The Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreements.

The Board concluded that Shelton Capital had the quality and depth of personnel and investment methods necessary to performing its duties under the SCM Advisory Agreements, and that the nature, extent and overall quality of such services provided by Shelton Capital are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. Among the factors considered in this regard, were the following for the periods ended December 31, 2024:

•For the Emerging Markets Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 5-year period, in the second highest performing quartile over the 3-year and 10-year periods, and in the lowest performing quartile over the 1-year period.

•For the Shelton International Select Equity Fund, it was noted that the performance of the Fund relative to its peer category was in the second lowest performing quartile over the 1-year period and in the lowest performing quartile over the 3-year and five-year periods.

•For the Shelton Tactical Credit Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 5-year period and in the second lowest performing quartile over the 1-year, 3-year, and 10-year periods.

The Board ultimately concluded that Shelton Capital’s performance records in managing the applicable Funds were satisfactory, and in some cases excellent, supporting the determination that Shelton Capital’s continued management under the applicable SCM Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by Shelton Capital after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that the maximum management fee charged by each Class of each Fund was higher than the relevant Fund’s peer category median.

27

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited) (Continued)

The Board also observed that the total annual operating expense ratios of the Institutional Classes of the Shelton Tactical Credit Fund and Shelton Emerging Markets Fund, after taking into account any applicable expense limitations and waivers, were lower than the relevant Fund’s peer category median, while the total annual operating expense ratios of the Retail Classes of the Shelton Tactical Credit Fund and Shelton Emerging Markets Fund and each class of the Shelton International Select Equity Fund, after taking into account any applicable expense limitations and waivers, were higher than the relevant Fund’s peer category median.

Comparable Accounts

The Board noted certain information provided by Shelton Capital regarding fees charged to other clients utilizing a strategy similar to that employed by certain Funds. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s costs of providing services to the Funds. The Board also reviewed the resulting level of profits to SCM, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on Shelton Capital’s profitability, in order to ensure that Shelton Capital has sufficient resources to continue to provide the services that shareholders in the Funds require. The Trustees also noted that currently, Shelton Capital has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and may extend those limits in the future.

The Board also considered whether Shelton Capital receives any material indirect benefits from managing the Funds, noting the soft dollars benefits accrued to Shelton Capital.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each Fund’s cost structure and level of profits for Shelton Capital, were reasonable and that economies of scale and material indirect benefits, to the extent present with respect to a Fund, were of value to the Fund.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the SCM Advisory Agreements, the Board had received sufficient information to renew and approve the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each SCM Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each applicable Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital by the Funds, and that the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable, was in the best interests of each Fund and its shareholders.

SEMI-ANNUAL Financial Statements and
Additional Information

June 30, 2025

ICON Consumer Select Fund
ICON Equity Fund
ICON Equity Income Fund
ICON Flexible Bond Fund
ICON Health and Information Technology Fund
ICON Natural Resources and Infrastructure Fund
ICON Utilities and Income Fund

쀈㊠๯瀀䠲ᙌᙓ	㊠๯瀀䠲ᙌ

See accompanying notes to financial statements.

ICON Consumer Select FundPortfolio of Investments (unaudited)6/30/25

Security Description	Shares	Value
Common Stock (99.46%)

Communications (10.74%)
eBay Inc	21,680	$1,614,293
Expedia Group Inc	4,752	801,567
The Walt Disney Co	7,683	952,769
Total Communications		3,368,629

Consumer, Cyclical (13.02%)
Deckers Outdoor Corp*	5,788	596,569
Gentex Corp	42,783	940,798
Gentherm Inc*	14,800	418,692
Lear Corp	10,300	978,294
Sabre Corp*	133,230	421,007
Visteon Corp*	7,800	727,740
Total Consumer, Cyclical		4,083,100

Consumer, Non-cyclical (18.29%)
The Boston Beer Co Inc*	2,520	480,841
Coca-Cola Europacific Partners PLC	18,852	1,747,957
Global Payments Inc	12,500	1,000,500
Green Dot Corp*	71,452	770,253
Koninklijke Ahold Delhaize NV#	41,619	1,736,761
Total Consumer, Non-cyclical		5,736,312

Financial (57.41%)
American Express Co	5,500	1,754,390
Arch Capital Group Ltd	15,200	1,383,960
Assurant Inc	4,742	936,498
Equitable Holdings Inc	39,200	2,199,120
Everest Group Ltd	3,200	1,087,520
The Hartford Insurance Group Inc	12,020	1,524,977
Huntington Bancshares Inc	86,316	1,446,656
LPL Financial Holdings Inc	6,681	2,505,174
Mastercard Inc	2,200	1,236,268
RenaissanceRe Holdings Ltd	6,500	1,578,850
Visa Inc	6,600	2,343,330
Total Financial		17,996,743

Total Common Stock (Cost $23,616,867)		31,184,784
Investment Companies (0.71%)	Shares	Value

Money Market Funds (0.70%)
First American Government Obligations Fund, 7-Day Yield: 4.25%(Cost $220,534)	220,534	220,534

Collateral Received For Securities on Loan (0.01%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.25%(Cost $4,250)	4,250	4,250

Total Investments (Cost $23,841,651) (100.17%)		$31,409,568
Liabilities in Excess of Other Assets (-0.17%)		(54,363)
Net Assets (100.00%)		$31,355,205

*Non-income producing security.

#Loaned security; a portion of the security is on loan at June 30, 2025.

See accompanying notes to financial statements.

ICON Equity FundPortfolio of Investments (unaudited)6/30/25

Security Description	Shares	Value
Common Stock (99.35%)

Basic Materials (9.35%)
Century Aluminum Co*	60,200	$1,084,804
The Chemours Co	65,800	753,410
Eastman Chemical Co	13,100	978,046
Kaiser Aluminum Corp	21,100	1,685,890
Total Basic Materials		4,502,150

Communications (9.98%)
Extreme Networks Inc*	80,000	1,436,000
T-Mobile US Inc	7,200	1,715,472
Vodafone Group PLC	155,000	1,652,300
Total Communications		4,803,772

Consumer, Cyclical (6.43%)
Delta Air Lines Inc	26,900	1,322,942
Magna International Inc	27,100	1,046,331
Southwest Airlines Co	22,400	726,656
Total Consumer, Cyclical		3,095,929

Consumer, Non-cyclical (8.31%)
Euronet Worldwide Inc*	11,683	1,184,423
Global Payments Inc	11,837	947,433
Performance Food Group Co*	21,375	1,869,671
Total Consumer, Non-cyclical		4,001,527

Energy (3.62%)
Baker Hughes Co	45,406	1,740,866

Financial (30.68%)
Bank of America Corp	32,488	1,537,332
Horace Mann Educators Corp	48,800	2,096,936
JPMorgan Chase & Co	6,850	1,985,884
Lazard Inc	31,600	1,516,168
Lincoln National Corp	47,900	1,657,340
LPL Financial Holdings Inc	6,800	2,549,796
Mastercard Inc	3,119	1,752,691
Truist Financial Corp	39,100	1,680,909
Total Financial		14,777,056

Industrial (17.61%)
Alamo Group Inc	7,400	1,616,012
Armstrong World Industries Inc	17,750	2,883,309
Chart Industries Inc*	11,810	1,944,517
CSX Corp	36,200	1,181,206
Stanley Black & Decker Inc	12,600	853,650
Total Industrial		8,478,694

Technology (10.54%)
Adobe Inc*	2,300	889,824
CEVA Inc*	29,500	648,410
Power Integrations Inc	13,100	732,290
Seagate Technology Holdings PLC	15,000	2,164,950
Synaptics Inc*	9,900	641,718
Total Technology		5,077,192

See accompanying notes to financial statements.

ICON Equity FundPortfolio of Investments (Continued) (unaudited)6/30/25

Utilities (2.83%)
Dominion Energy Inc	24,100	1,362,132

Total Common Stock (Cost $34,540,396)		47,839,318

Investment Companies (1.02%)	Shares	Value

Exchange-Traded Funds (0.93%)
Direxion Daily Small Cap Bull 3X Shares#	7,550	253,227
iShares MSCI ACWI ETF	1,500	192,900
Total Exchange-Traded Funds		446,127

Money Market Funds (0.09%)
First American Government Obligations Fund, 7-Day Yield: 4.25%(Cost $45,411)	45,411	45,411

Total Investment Companies (Cost $495,648)		491,538

Collateral Received For Securities on Loan (0.50%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.25%(Cost $239,750)	239,750	239,750

Total Investments (Cost $35,275,794) (100.87%)		$48,570,606
Liabilities in Excess of Other Assets (-0.87%)		(416,675)
Net Assets (100.00%)		$48,153,931

*Non-income producing security.

#Loaned security; a portion of the security is on loan at June 30, 2025.

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments (unaudited)6/30/25

Security Description	Shares	Value
Common Stock (89.44%)

Basic Materials (7.22%)
The Chemours Co	103,100	$1,180,495
Huntsman Corp	62,600	652,292
Kaiser Aluminum Corp	14,776	1,180,602
Total Basic Materials		3,013,389

Communications (6.52%)
Nexstar Media Group Inc	11,800	2,040,810
Vodafone Group PLC	64,031	682,570
Total Communications		2,723,380

Consumer, Non-Cyclical (12.91%)
Amgen Inc	4,500	1,256,445
Bristol-Myers Squibb Co	28,500	1,319,265
GSK PLC	35,800	1,374,720
Ingredion Inc	10,600	1,437,572
Total Consumer, Non-Cyclical		5,388,002

Financial (32.02%)
Horace Mann Educators Corp	42,300	1,817,631
Huntington Bancshares Inc	61,654	1,033,321
ING Groep NV	105,403	2,305,164
KeyCorp	107,600	1,874,392
Lazard Inc	27,400	1,314,652
Lincoln National Corp	46,700	1,615,820
OneMain Holdings Inc	32,800	1,869,600
The Western Union Co	182,500	1,536,650
Total Financial		13,367,230

Industrial (9.52%)
Cemex SAB de CV	89,240	618,433
Lockheed Martin Corp	4,400	2,037,816
Trinity Industries Inc	48,800	1,318,088
Total Industrial		3,974,337

Utilities (21.25%)
The AES Corp	29,906	314,611
DTE Energy Co	18,700	2,477,004
Evergy Inc	31,900	2,198,867
National Fuel Gas Co	26,537	2,247,949
Portland General Electric Co	40,162	1,631,782
Total Industrial		8,870,213

Total Common Stock (Cost $34,106,479)		37,336,551

Corporate Debt (8.58%)	Par Value	Value

Consumer, Cyclical (6.76%)
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	364,356	329,072
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	303,500	288,590
American Airlines 2017-2 Class B, 3.700%, 10/15/2025	146,129	145,227
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	130,693	126,044
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	363,757	359,348
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	385,684	347,332
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	604,258	577,280
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	340,145	317,078
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	355,072	332,973
Total Consumer, Cyclical		2,822,944

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments (Continued) (unaudited)6/30/25

Corporate Debt (8.58%)	Par Value	Value
Consumer, Non-Cyclical (0.60%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	250,000	248,422

Energy (0.62%)
NuStar Logistics LP, 6.375%, 10/1/2030	250,000	259,050

Industrial (0.60%)
MasTec Inc, 6.625%, 8/15/2029 (144A)	250,000	250,000

Total Corporate Debt (Cost $3,451,549)		3,580,416

Asset Backed Securities (0.55%)
New Economy Assets - Phase 1 Sponsor LLC, 2.410%, 10/20/2061 (144A) (Cost $222,974)	250,000	229,193

Money Market Funds (2.02%)
First American Government Obligations Fund, 7-Day Yield: 4.25%(Cost $841,473)	841,473	841,473

Total Investments (Cost $38,622,475) (100.59%)		$41,987,633
Liabilities in Excess of Other Assets (-0.59%)		(247,183)
Net Assets (100.00%)		$41,740,450

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2025, these securities had a total aggregate market value of $1,434,295 which represented approximately 3.44% of net assets.

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (unaudited)6/30/25

Security Description	Shares	Value
Common Stock (3.05%)

Financial (3.05%)
AGNC Investment Corp	436,537	$4,011,775
Annaly Capital Management Inc	250,505	4,714,504
Crescent Capital BDC Inc	104,901	1,479,104
Goldman Sachs BDC Inc	100,827	1,134,304
Total Common Stock (Cost $11,481,154)		11,339,687

Corporate Debt (57.68%)

Basic Materials (0.91%)
Huntsman International LLC, 5.700%, 10/15/2034	2,000,000	1,864,011
Mercer International Inc, 12.875%, 10/1/2028 (144A)	1,500,000	1,521,080
Total Basic Materials		3,385,091

Communications (1.92%)
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	4,315,000	4,163,975
CCO Holdings LLC / CCO Holdings Capital Corp, 4.750%, 3/1/2030 (144A)	2,000,000	1,937,369
DISH Network Corp, 11.750%, 11/15/2027 (144A)	1,000,000	1,030,771
Total Communications		7,132,115

Consumer, Cyclical (12.11%)
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	1,646,362	1,626,408
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/2027 (144A)	710,602	682,869
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	2,841,974	2,566,763
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	1,195,790	1,137,045
American Airlines 2017-2 Class B, 3.700%, 10/15/2025	584,513	580,905
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	7,300,512	7,040,829
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 9/22/2027	1,147,235	1,103,772
Aptiv Swiss Holdings Ltd, 6.875%, 12/15/2054(a)	2,500,000	2,521,938
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	2,078,039	1,871,403
British Airways 2021-1 Class B Pass Through Trust, 3.900%, 9/15/2031 (144A)	1,368,606	1,294,020
Century Communities Inc, 6.750%, 6/1/2027	1,750,000	1,752,511
General Motors Financial Co Inc, 5.750%(a),(b)	1,000,000	983,860
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	1,573,392	1,590,875
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 5/15/2029	2,216,931	2,245,580
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	200,000	200,265
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	7,251,099	6,927,365
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 1/7/2026	2,002,315	1,979,635
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	6,233,493	5,810,779
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	2,635,040	2,471,042
United Airlines 2018-1 Class B Pass Through Trust, 4.600%, 3/1/2026	683,452	674,964
Total Consumer, Cyclical		45,062,828

Consumer, Non-cyclical (3.22%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	1,250,000	1,242,109
CVS Pass-Through Trust Series 2013, 4.704%, 1/10/2036 (144A)	608,011	582,268
CVS Pass-Through Trust, 7.507%, 1/10/2032 (144A)	3,251,076	3,404,008
Embecta Corp, 5.000%, 2/15/2030 (144A)#	2,000,000	1,807,154
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,096,694
Varex Imaging Corp, 7.875%, 10/15/2027 (144A)	2,830,000	2,853,084
Total Consumer, Non-cyclical		11,985,317

Energy (8.52%)
Andeavor LLC, 5.125%, 12/15/2026	4,000,000	4,013,736
Baytex Energy Corp, 8.500%, 4/30/2030 (144A)	1,500,000	1,504,314
Coterra Energy Operating Co, 4.375%, 3/15/2029	3,000,000	2,831,785

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued) (unaudited)6/30/25

Security Description	Shares	Value
Enbridge Inc, 6.000%, 1/15/2077(a)	3,000,000	2,998,157
Enbridge Inc, 8.250%, 1/15/2084(a)	1,000,000	1,057,038
Enerflex Ltd, 9.000%, 10/15/2027 (144A)	1,000,000	1,031,148
Energy Transfer LP, 6.000%, 2/1/2029 (144A)	3,000,000	3,048,241
Energy Transfer LP, 6.500%(a),(b)	2,500,000	2,515,335
Enterprise Products Operating LLC, 7.573%, 8/16/2077(a)	1,711,000	1,700,400
FTAI Infra Escrow Holdings LLC, 10.500%, 6/1/2027 (144A)	1,000,000	1,038,792
Northern Oil & Gas Inc, 8.125%, 3/1/2028 (144A)	1,250,000	1,261,051
NuStar Logistics LP, 6.375%, 10/1/2030	2,000,000	2,072,398
Summit Midstream Holdings LLC, 8.625%, 10/31/2029 (144A)	6,490,000	6,625,829
Total Energy		31,698,224

Financial (22.06%)
Air Lease Corp, 4.125%(a),(b)	2,500,000	2,423,895
The Allstate Corp, 7.526%, 8/15/2053(b)	900,000	900,376
Ally Financial Inc, 4.700%(a),(b)	2,000,000	1,793,696
Aretec Group Inc, 10.000%, 8/15/2030 (144A)	1,500,000	1,648,494
Bank of Nova Scotia/The, 7.350%, 4/27/2085(a)	2,000,000	2,015,404
Capital One Financial Corp, 5.500%#,(a),(b)	2,000,000	1,974,298
The Charles Schwab Corp, 4.000%(a),(b)	5,000,000	4,924,850
The Charles Schwab Corp, 5.000%(a),(b)	4,500,000	4,484,365
Citigroup Inc, 3.875%(a),(b)	3,000,000	2,966,399
Citigroup Inc, 6.750%(a),(b)	2,000,000	2,014,822
Citigroup Inc, 7.125%(a),(b)	3,500,000	3,607,506
Corebridge Financial Inc, 6.875%, 12/15/2052(a)	4,000,000	4,123,522
Enova International Inc, 11.250%, 12/15/2028 (144A)	2,000,000	2,148,504
Enstar Finance LLC, 5.500%, 1/15/2042(a)	2,500,000	2,457,574
Fidus Investment Corp, 4.750%, 1/31/2026	1,400,000	1,378,983
Fifth Third Bancorp, 7.590%(a),(b)	500,000	503,517
Fifth Third Bancorp, 7.686%(a),(b)	6,718,000	6,712,986
F&G Annuities & Life Inc, 6.500%, 6/4/2029	2,000,000	2,061,679
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 6/15/2027 (144A)	2,000,000	2,083,712
HSBC Holdings PLC, 7.399%, 11/13/2034(a)	1,000,000	1,116,421
Huntington Bancshares Inc, 4.450%(a),(b)	2,000,000	1,968,294
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 9.000%, 6/15/2030	3,000,000	2,810,804
MetLife Inc, 10.750%, 8/1/2039	2,000,000	2,677,350
The PNC Financial Services Group Inc, 3.400%(a),(b)	10,000,000	9,630,819
Sammons Financial Group Inc, 4.750%, 4/8/2032 (144A)	2,500,000	2,394,518
Talcott Resolution Life Inc, 7.650%, 6/15/2027	3,000,000	3,077,970
Truist Financial Corp, 5.125%(a),(b)	2,000,000	1,981,835
Wells Fargo & Co, 3.900%(a),(b)	4,100,000	4,061,938
Wells Fargo & Co, 6.850%(a),(b)	2,000,000	2,098,197
Total Financial		82,042,728

Government (2.00%)
Farm Credit Bank of Texas, 7.750%(a),(b)	7,165,000	7,451,600

Industrial (3.18%)
Cascades Inc/Cascades USA Inc, 5.375%, 1/15/2028 (144A)	2,000,000	1,983,201
Danaos Corp, 8.500%, 3/1/2028 (144A)	2,010,000	2,035,418
FTAI Aviation Investors LLC, 5.500%, 5/1/2028 (144A)	4,000,000	3,978,435
MasTec Inc, 6.625%, 8/15/2029 (144A)	2,500,000	2,500,000
Vontier Corp, 2.950%, 4/1/2031	1,500,000	1,340,095
Total Industrial		11,837,149

Utilities (3.76%)
AltaGas Ltd, 7.200%, 10/15/2054 (144A)(a)	2,000,000	2,000,442
American Electric Power Co Inc, 7.050%, 12/15/2054(a)	2,000,000	2,077,962

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued) (unaudited)6/30/25

Security Description	Shares	Value
Dominion Energy Inc, 4.350%(a),(b)	3,000,000	2,945,264
Entergy Corp, 7.125%, 12/1/2054(a)	4,000,000	4,139,604
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,458,706
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,351,350
Total Utilities		13,973,328

Total Corporate Debt (Cost $210,460,871)		214,568,380

Asset Backed Securities (17.37%)

AG Trust 2024-NLP, 8.153%, 7/15/2041 (144A)(a)	5,440,000	5,367,165
Atrium Hotel Portfolio Trust 2024-ATRM, 7.679%, 11/10/2029 (144A)(a)	5,000,000	5,064,901
BX 2025-BIO3 Mortgage Trust, 6.961%, 2/10/2042 (144A)(a)	5,000,000	4,887,940
Finance of America Structured Securities Trust 2022-S3, 2.000%, 6/25/2052 (144A)(a)	4,470,953	4,469,851
Finance of America Structured Securities Trust Series 2022-S1, 2.000%, 2/25/2052 (144A)	8,919,838	8,713,813
Flexential Issuer 2021-1, 6.930%, 11/27/2051 (144A)	9,000,000	8,839,679
Frontier Issuer LLC, 11.160%, 6/20/2054 (144A)	3,000,000	3,367,073
Frontier Issuer LLC, 11.500%, 8/20/2053 (144A)	6,000,000	6,315,331
LoanCore 2021-CRE6 Issuer Ltd, 7.906%, 11/15/2038 (144A)(a)	5,000,000	4,936,696
New Economy Assets - Phase 1 Sponsor LLC, 2.410%, 10/20/2061 (144A)	6,750,000	6,188,212
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, 10/20/2061 (144A)	4,000,000	3,765,662
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,703,464
Total Asset Backed Securities (Cost $64,982,327)		64,619,787

Preferred Stock (7.98%)

Argo Group US Inc, 6.500%	596,985	12,023,275
Bank of America Corp, 7.250%	1,617	1,961,421
Capital One Financial Corp, 5.000%	10,000	189,000
JPMorgan Chase & Co, 5.750%#	32,558	799,950
Raymond James Financial Inc, 6.375%	102,198	2,566,192
UMH Properties Inc, 6.375%	497,535	10,841,288
Wells Fargo & Co, 7.500%	1,112	1,305,633
Total Preferred Stock (Cost $31,254,050)		29,686,759

Investment Companies (9.93%)

Mutual Funds (7.21%)
Carlyle Credit Income Fund*	26,178	169,633
Eaton Vance California Municipal Bond Fund	533,734	4,760,908
Eaton Vance New York Municipal Bond Fund	111,631	1,037,052
MFS High Yield Municipal Trust	821,456	2,735,448
MFS Investment Grade Municipal Trust	244,295	1,866,414
Nuveen Credit Strategies Income Fund	64,776	349,143
Nuveen Floating Rate Income Fund	490,746	4,156,619
Pioneer Municipal High Income Advantage Fund Inc	329,373	2,733,796
RiverNorth Capital and Income Fund	70,825	1,030,504
Western Asset High Yield Defined Opportunity Fund Inc	664,463	7,960,267
Total Mutual Funds		26,799,784

Money Market Funds (2.72%)
First American Government Obligations Fund, 7-Day Yield: 4.25%(Cost $10,126,764)	10,126,764	10,126,764

Total Investment Companies (Cost $37,047,923)		36,926,548

Right (0.00%)
RiverNorth Capital and Income Fund (Cost $8,609)	70,827	3,895

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued) (unaudited)6/30/25

Security Description	Shares	Value

Collateral Received For Securities on Loan (1.52%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.25%(Cost $5,636,699)	5,636,699	5,636,699

Total Investments (Cost $360,871,633) (97.53%)		$362,781,755
Other Net Assets (2.47%)		9,195,171
Net Assets (100.00%)		$371,976,926

*Non-income producing security.

#Loaned security; a portion of the security is on loan at June 30, 2025.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2025, these securities had a total aggregate market value of $85,617,231 which represented approximately 23.02% of net assets.

(a)Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2025 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b)This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See accompanying notes to financial statements.

ICON Health and Information Technology FundPortfolio of Investments (unaudited)6/30/25

Security Description	Shares	Value
Common Stock (99.12%)

Communications (28.54%)
Alphabet Inc	20,500	$3,636,495
Arista Networks Inc*	43,600	4,460,716
CDW Corp	11,800	2,107,362
Cisco Systems Inc	65,390	4,536,758
Meta Platforms Inc	6,000	4,428,540
Palo Alto Networks Inc*	15,000	3,069,600
Total Communications		22,239,471

Consumer, Non-cyclical (15.49%)
BioMarin Pharmaceutical Inc*	17,706	973,299
Elevance Health Inc	2,185	849,878
Encompass Health Corp	35,840	4,395,059
HCA Healthcare Inc	8,000	3,064,800
Merck & Co Inc	4,890	387,092
Molina Healthcare Inc*	8,056	2,399,882
Total Consumer, Non-cyclical		12,070,010

Industrial (8.33%)
TD SYNNEX Corp	21,884	2,969,659
Universal Display Corp	22,784	3,519,217
Total Industrial		6,488,876

Technology (46.76%)
Amdocs Ltd	24,436	2,229,541
Autodesk Inc*	10,000	3,095,700
Fortinet Inc*	7,323	774,188
Globant SA*	15,485	1,406,657
Kulicke & Soffa Industries Inc	38,000	1,314,800
MKS Inc	14,500	1,440,720
Pegasystems Inc	45,848	2,481,752
Salesforce Inc	11,862	3,234,649
Seagate Technology Holdings PLC	13,919	2,008,929
ServiceNow Inc*	3,524	3,622,954
Taiwan Semiconductor Manufacturing Co Ltd	24,000	5,435,760
Teradyne Inc	71,091	6,392,503
Tyler Technologies Inc*	5,057	2,997,992
Total Technology		36,436,145

Total Common Stock (Cost $60,451,995)		77,234,502

Exchange-Traded Funds (1.07%)
Invesco S&P SmallCap Information Technology ETF# (Cost $774,574)	18,000	832,320

Collateral Received For Securities on Loan (0.07%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.25%(Cost $51,700)	51,700	51,700

Total Investments (Cost $61,278,269) (100.26%)		$78,118,522
Liabilities in Excess of Other Assets (-0.26%)		(201,916)
Net Assets (100.00%)		$77,916,606

*Non-income producing security.

#Loaned security; a portion of the security is on loan at June 30, 2025.

See accompanying notes to financial statements.

ICON Natural Resources & Infrastructure FundPortfolio of Investments (unaudited)6/30/25

Security Description	Shares	Value
Common Stock (98.77%)

Basic Materials (31.60%)
Barrick Mining Corp	90,000	$1,873,800
BHP Group Ltd#	45,000	2,164,050
Carpenter Technology Corp	18,500	5,113,030
Century Aluminum Co*	265,000	4,775,300
The Chemours Co	192,000	2,198,400
Cia de Minas Buenaventura SAA	210,000	3,448,200
Eastman Chemical Co	27,000	2,015,820
Huntsman Corp	170,000	1,771,400
Ingevity Corp*	26,000	1,120,340
Kaiser Aluminum Corp	61,000	4,873,900
Sensient Technologies Corp	15,500	1,527,060
Stepan Co	50,000	2,729,000
Trinseo PLC#	750,000	2,340,000
Total Basic Materials		35,950,300

Consumer, Cyclical (13.08%)
Alaska Air Group Inc*	88,000	4,354,240
Delta Air Lines Inc	25,700	1,263,926
OPENLANE Inc*	73,000	1,784,850
REV Group Inc	120,000	5,710,800
Southwest Airlines Co	54,500	1,767,980
Total Basic Materials		14,881,796

Energy (12.03%)
CVR Energy Inc	79,000	2,121,150
DNOW Inc*	200,000	2,966,000
HF Sinclair Corp	61,000	2,505,880
TETRA Technologies Inc*	1,700,000	5,712,000
TPI Composites Inc*,#	450,000	386,685
Total Energy		13,691,715

Industrial (30.42%)
3M Co	9,000	1,370,160
Cemex SAB de CV	675,000	4,677,750
Chart Industries Inc*	8,000	1,317,200
Knight-Swift Transportation Holdings Inc	71,000	3,140,330
Kornit Digital Ltd*	200,000	3,982,000
Materion Corp	13,300	1,055,621
O-I Glass Inc*	200,000	2,948,000
Sonoco Products Co	76,000	3,310,560
Tetra Tech Inc	114,000	4,099,440
TriMas Corp	140,000	4,005,400
ZTO Express Cayman Inc	265,000	4,703,750
Total Industrial		34,610,211

Technology (2.84%)
3D Systems Corp*,#	2,100,000	3,234,000

Utilities (8.80%)
Dominion Energy Inc	40,000	2,260,800
National Fuel Gas Co	28,000	2,371,880
Southwest Gas Holdings Inc	33,000	2,454,870
Spire Inc	40,000	2,919,600
Total Utilities		10,007,150

Total Common Stock (Cost $112,586,664)		112,375,172

See accompanying notes to financial statements.

ICON Natural Resources & Infrastructure FundPortfolio of Investments (Continued) (unaudited)6/30/25

ICON Natural Resources & Infrastructure FundPortfolio of Investments (Continued) (unaudited)6/30/25

Security Description	Shares	Value
Money Market Funds (1.38%)
First American Government Obligations Fund, 7-Day Yield: 4.25%(Cost $1,571,170)	1,571,170	1,571,170

Collateral Received For Securities on Loan (7.60%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.25%(Cost $8,652,049)	8,652,049	8,652,049

Total Investments (Cost $122,809,883) (107.75%)		$122,598,391
Liabilities in Excess of Other Assets (-7.75%)		(8,819,946)
Net Assets (100.00%)		$113,778,445

*Non-income producing security.

#Loaned security; a portion of the security is on loan at June 30, 2025.

See accompanying notes to financial statements.

ICON Utilities and Income FundPortfolio of Investments (unaudited)6/30/25

Security Description	Shares	Value
Common Stock (99.44%)

Communications (12.47%)
T-Mobile US Inc	5,700	$1,358,082
Vodafone Group PLC	140,000	1,492,401
Total Utilities		2,850,483

Consumer, Cyclical (1.96%)
Suburban Propane Partners LP	24,214	448,685

Utilities (85.01%)
The AES Corp	47,317	497,775
ALLETE Inc	13,500	864,945
Ameren Corp	12,082	1,160,355
American Electric Power Co Inc	12,240	1,270,022
Atmos Energy Corp	9,500	1,464,045
Black Hills Corp	12,237	686,496
CMS Energy Corp	12,200	845,216
Consolidated Edison Inc	11,100	1,113,885
DTE Energy Co	8,559	1,133,725
Evergy Inc	16,900	1,164,917
Eversource Energy	15,300	973,386
National Fuel Gas Co	17,341	1,468,956
New Jersey Resources Corp	21,000	941,220
NextEra Energy Inc	13,762	955,358
NiSource Inc	26,500	1,069,010
ONE Gas Inc	12,600	905,436
Portland General Electric Co	13,880	563,944
Spire Inc	16,000	1,167,840
Xcel Energy Inc	17,400	1,184,940
Total Utilities		19,431,471

Total Common Stock (Cost $19,266,476)		22,730,639

Money Market Funds (0.53%)	Shares	Value
First American Government Obligations Fund, 7-Day Yield: 4.25%(Cost $121,920)	121,920	121,920

Total Investments (Cost $19,388,396) (99.97%)		$22,852,559
Other Net Assets (0.03%)		6,383
Net Assets (100.00%)		$22,858,942

See accompanying notes to financial statements.

Statement of Assets & Liabilities (Unaudited) June 30, 2025

	Icon Consumer Select Fund	Icon Equity Fund	Icon Equity Income Fund	Icon Flexible Bond Fund	Icon Health & Information Technology Fund	Icon Natural Resources and Infrastructure Fund	Icon Utilities and Income Fund
Assets
Investments in securities
Cost of investments	$23,841,651	$35,275,794	$38,622,475	$360,871,633	$61,278,269	$122,809,883	$19,388,396
Fair value of investments*	31,409,568	48,570,606	41,987,633	362,781,755	78,118,522	122,598,391	22,852,559
Interest receivable	211	67	51,303	2,599,466	413	4,603	538
Dividend receivable	23,795	66,048	96,782	507,256	54,023	85,800	93,240
Receivable from investment advisor	—	—	—	25,613	—	—	—
Receivable for fund shares sold	296	394	69,245	12,745,857	1,569	6,541	59,753
Securities Lending income receivable	32	26	70	1,830	211	7,328	—
Reclaim receivable	—	—	3,157	—	—	—	—
Prepaid expenses	24,793	24,757	15,561	11,459	26,204	38,814	6,358
Total assets	$31,458,695	$48,661,898	$42,223,751	$378,673,236	$78,200,942	$122,741,477	$23,012,448

Liabilities
Collateral for securities loaned	4,250	239,750	—	5,636,699	51,700	8,652,049	—
Payable to investment advisor	26,473	29,886	26,391	181,987	64,188	96,618	19,393
Payable for investments purchased	—	—	—	—	42,277	—	—
Payable for fund shares purchased	2,095	18,432	161,166	488,388	36,293	67,975	23,419
Distributions payable	—	—	26,294	177,626	—	—	11,895
Dividend payable	—	2,713	1,389	—	—	—	2,450
Accrued 12b-1 fees	325	2,981	2,405	2,822	251	994	828
Accrued administration fees	2,450	3,688	3,257	28,075	5,941	8,943	1,795
Accrued audit fees	4,037	29,664	30,193	31,420	12,762	17,048	16,002
Accrued CCO fees	535	6,553	8,753	10,944	1,064	3,069	1,364
Accrued custody fees	—	3,613	5,972	1,852	—	—	993
Accrued fund accounting fees	3,386	27,173	38,255	24,441	3,689	8,242	12,814
Accrued printing fees	—	18,230	15,234	—	—	—	4,765
Accrued state registration fees	40,099	59,430	78,750	9,977	31,768	26,710	26,155
Accrued transfer agent fees	17,193	52,654	67,194	85,590	28,759	73,597	24,476
Accrued trustee fees	—	6,279	6,957	1,285	—	340	2,480
Accrued expenses	2,647	6,921	11,091	15,204	5,644	7,447	4,677
Total liabilities	103,490	507,967	483,301	6,696,310	284,336	8,963,032	153,506

Commitments and contingencies (Note 2)

Net assets	$31,355,205	$48,153,931	$41,740,450	$371,976,926	$77,916,606	$113,778,445	$22,858,942

Net assets at June 30, 2025 consist of
Paid-in capital	$24,528,210	$34,380,554	$41,093,514	$386,576,248	$50,830,573	$312,987,290	$20,838,806
Distributable earnings/(loss)	6,826,995	13,773,377	646,936	(14,599,322)	27,086,033	(199,208,845)	2,020,136
Total net assets	$31,355,205	$48,153,931	$41,740,450	$371,976,926	$77,916,606	$113,778,445	$22,858,942

Net assets
Institutional Shares	$29,774,298	$33,243,420	$29,999,246	$346,202,239	$76,713,234	$108,379,200	$18,883,850
Investor Shares	$1,580,907	$14,910,511	$11,741,204	$25,774,687	$1,203,372	$5,399,245	$3,975,092

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	3,073,063	1,238,960	1,835,668	40,167,350	4,617,993	6,442,137	1,862,433
Investor Shares (no par value, unlimited shares authorized)	166,359	598,008	721,707	3,029,371	80,608	327,123	404,319

Net asset value per share
Institutional Shares	$9.69	$26.83	$16.34	$8.62	$16.61	$16.82	$10.14
Investor Shares	$9.50	$24.93	$16.27	$8.51	$14.93	$16.51	$9.83

*Securities are on loan in the amount of $4,173, $234,780, $-, $5,488,739, $50,864, $7,660,973, and $- respectfully.

See accompanying notes to financial statements.

Statement of Operations June 30, 2025

	Icon Consumer Select Fund	Icon Equity Fund	Icon Equity Income Fund	Icon Flexible Bond Fund	Icon Health & Information Technology Fund	Icon Natural Resources and Infrastructure Fund	Icon Utilities and Income Fund
	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2025 (Unaudited)
Investment income
Interest income	$3,426	$1,927	$220,057	$9,109,453	$11,661	$53,696	$6,706
Dividend income(net of foreign tax withheld: $6,414, $7,340, $19,218, $-, $7,135, $17,140, $2,450 respectively)	210,225	528,314	906,076	4,291,442	268,917	1,086,159	424,753
Other Income	—	—	—	—	—	—	—
Income from securities lending, net	779	1,306	4,935	28,550	213	14,099	—
Total	214,430	531,547	1,131,068	13,429,445	280,791	1,153,954	431,459

Expenses
Management fees (Note 2)	159,600	175,616	157,202	1,076,568	375,331	591,302	114,544
Administration fees (Note 2)	14,755	21,647	19,380	165,912	34,698	54,662	10,593
Interest Expense	—	—	—	—	—	—	—
Transfer agent fees	16,854	24,941	27,206	90,269	29,602	64,167	15,508
Accounting services	12,749	17,071	18,621	45,081	15,216	18,689	12,612
Custodian fees	1,435	2,104	1,426	13,448	1,932	2,945	894
Legal and audit fees	13,567	18,081	20,120	53,043	17,105	22,203	14,458
CCO fees (Note 2)	1,713	3,013	2,664	19,530	3,881	6,164	1,360
Trustees fees	3,927	4,666	4,559	3,979	3,812	3,786	4,238
Insurance	472	835	742	5,472	1,079	1,699	384
Printing	11,155	15,207	17,094	34,127	15,999	27,452	10,261
Registration and dues	12,711	17,974	14,227	51,818	16,891	23,635	19,855
Investor Class 12b-1 fees (Note 2)	2,029	17,268	14,895	33,016	1,545	6,658	4,999
Total expenses	250,967	318,423	298,136	1,592,263	517,091	823,362	209,706
Less reimbursement from manager (Note 2)	—	—	—	(194,071)	—	—	—
Net expenses	250,967	318,423	298,136	1,398,192	517,091	823,362	209,706
Net investment income/(loss)	(36,537)	213,124	832,932	12,031,253	(236,300)	330,592	221,753

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	498,306	660,400	289,227	(3,210,985)	5,654,316	1,304,452	(113,012)
Change in unrealized appreciation/(depreciation) of investments	(740,700)	(83,183)	375,274	237,779	(1,997,758)	(5,125,134)	1,781,686
Net realized and unrealized gain/(loss) on investments	(242,394)	577,217	664,501	(2,973,206)	3,656,558	(3,820,682)	1,668,674
Net increase/(decrease) in net assets resulting from operations	$(278,931)	$790,341	$1,497,433	$9,058,047	$3,420,258	$(3,490,090)	$1,890,427

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Icon Consumer Select Fund		Icon Equity Fund		Icon Equity Income Fund		Icon Flexible Bond Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income/(loss)	(36,537)	(65,786)	$213,124	$320,065	$832,932	$1,869,530	$12,031,253	$20,548,122
Net realized gain/(loss) from security transactions and foreign currency	498,306	5,506,781	660,400	5,504,365	289,227	(635,383)	(3,210,985)	(565,232)
Change in unrealized appreciation/(depreciation) of investments	(740,700)	(987,525)	(83,183)	(3,084,670)	375,274	1,523,951	237,779	3,691,922
Net increase/(decrease) in net assets resulting from operations	(278,931)	4,453,470	790,341	2,739,760	1,497,433	2,758,098	9,058,047	23,674,812

Distributions to shareholders
Distributions
Institutional Shares	—	(5,056,524)	—	(3,816,102)	(599,028)	(1,390,205)	(10,751,778)	(18,908,583)
Investor Shares	—	(268,477)	—	(1,566,054)	(222,451)	(551,690)	(828,995)	(1,479,685)
Institutional Return of capital	—	—	—	—	—	—	—	—
Investor Return of capital	—	—	—	—	—	—	—	—
Total Distributions	—	(5,325,001)	—	(5,382,156)	(821,480)	(1,941,895)	(11,580,773)	(20,388,268)
Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(3,060,056)	(10,709,668)	(2,397,299)	(4,653,267)	(1,966,069)	(10,856,289)	22,427,934	95,339,912
Total increase/(decrease)	(3,338,987)	(11,581,199)	(1,606,958)	(7,295,663)	(1,290,116)	(10,040,086)	19,905,208	98,626,456

Net assets
Beginning of year	34,694,192	46,275,391	49,760,889	57,056,552	43,030,566	53,070,652	352,071,718	253,445,262
End of year	$31,355,205	$34,694,192	48,153,931	49,760,889	$41,740,450	$43,030,566	$371,976,926	$352,071,718

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Icon Health & Information Technology Fund		Icon Natural Resources and Infrastructure Fund		Icon Utilities and Income Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income/(loss)	$(236,300)	$(401,292)	330,592	1,001,877	$221,753	$483,436
Net realized gain/(loss) from security transactions and foreign currency	5,654,316	5,188,296	1,304,452	18,114,166	(113,012)	(26,109)
Change in unrealized appreciation/(depreciation) of investments	(1,997,758)	6,456,788	(5,125,134)	(5,479,299)	1,781,686	2,622,376
Net increase/(decrease) in net assets resulting from operations	3,420,258	11,243,792	(3,490,090)	13,636,744	1,890,427	3,079,703

Distributions to shareholders
Distributions
Institutional Shares	—	(4,339,166)	—	(10,078,825)	(182,414)	(453,160)
Investor Shares	—	(79,717)	—	(444,050)	(33,665)	(86,182)
Institutional Return of capital	—	—	—	—	—	—
Investor Return of capital	—	—	—	—	—	—
Total Distributions	—	(4,418,883)	—	(10,522,875)	(216,079)	(539,342)
Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(6,079,720)	(14,553,051)	(6,889,962)	12,741,237	(615,227)	(3,966,139)
Total increase/(decrease)	(2,659,462)	(7,728,142)	(10,380,052)	15,855,106	1,059,121	(1,425,778)

Net assets
Beginning of year	80,576,068	88,304,210	124,158,497	108,303,391	21,799,820	23,225,598
End of year	$77,916,606	$80,576,068	113,778,445	124,158,497	$22,858,942	$21,799,820

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Icon Consumer Select Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	46,029	$433,237	147,745	$1,557,617	1,556	$13,419	974	$9,661
Shares issued in reinvestment of distributions	—	—	474,356	4,762,537	—	—	26,056	256,908
Shares repurchased	(357,660)	(3,322,842)	(1,624,365)	(16,874,711)	(21,180)	(183,870)	(39,560)	(421,680)
Net increase/(decrease)	(311,631)	$(2,889,605)	(1,002,264)	$(10,554,557)	(19,624)	$(170,451)	(12,530)	$(155,111)

Icon Equity Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	17,244	$439,333	142,887	3,823,202	51,815	$1,244,167	4,352	$113,890
Shares issued in reinvestment of distributions	—	—	124,796	3,550,491	—	—	57,763	1,528,914
Shares repurchased	(126,449)	(3,233,295)	(422,722)	(11,700,579)	(35,737)	(847,504)	(76,237)	(1,969,185)
Net increase/(decrease)	(109,205)	$(2,793,962)	(155,039)	$(4,326,886)	16,078	$396,663	(14,122)	$(326,381)

Icon Equity Income Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	82,756	$1,349,758	226,600	$3,637,031	507	$8,311	3,059	$48,804
Shares issued in reinvestment of distributions	35,000	576,021	83,792	1,345,312	11,989	196,407	30,979	495,111
Shares repurchased	(188,005)	(3,038,400)	(748,688)	(11,970,477)	(64,803)	(1,058,166)	(275,356)	(4,412,070)
Net increase/(decrease)	$(70,249)	$(1,112,621)	(438,296)	$(6,988,134)	(52,307)	$(853,448)	(241,318)	$(3,868,155)

Icon Flexible Bond Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	6,675,393	$57,734,566	14,890,576	$128,942,275	2,416,615	$20,663,057	2,424,858	$20,880,328
Shares issued in reinvestment of distributions	1,139,479	9,834,726	1,916,863	16,537,710	93,883	804,650	165,284	1,416,330
Shares repurchased	(4,666,029)	(40,206,471)	(7,310,245)	(63,345,143)	(3,128,364)	(26,402,594)	(1,056,800)	(9,091,588)
Net increase/(decrease)	3,148,843	$27,362,821	9,497,194	$82,134,842	(617,866)	$(4,934,887)	1,533,342	$13,205,070

Icon Health & Information Technology Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	42,754	$641,624	88,559	$1,396,965	3,138	$45,380	5,606	$79,689
Shares issued in reinvestment of distributions	—	—	257,542	4,177,337	—	—	5,183	75,674
Shares repurchased	(426,727)	(6,517,710)	(1,247,872)	(19,831,838)	(18,624)	(249,014)	(31,190)	(450,878)
Net increase/(decrease)	(383,973)	$(5,876,086)	(901,771)	$(14,257,536)	(15,486)	$(203,634)	(20,401)	$(295,515)

See accompanying notes to financial statements.

Icon Natural Resources And Infrastructure Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	524,872	$8,930,592	1,499,894	$26,673,318	54,297	$887,184	38,240	$683,159
Shares issued in reinvestment of distributions	—	—	519,119	9,692,253	—	—	22,466	412,218
Shares repurchased	(1,001,532)	(16,022,450)	(1,290,904)	(23,308,634)	(42,404)	(685,288)	(79,508)	(1,411,077)
Net increase/(decrease)	(476,660)	$(7,091,858)	728,109	$13,056,937	11,893	$201,896	(18,802)	$(315,700)

Icon Utilities And Income Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	229,994	$2,329,263	184,992	$1,706,109	34,884	$344,762	16,360	$140,035
Shares issued in reinvestment of distributions	16,307	167,662	46,581	419,717	2,764	27,545	7,416	65,077
Shares repurchased	(290,584)	(2,915,584)	(669,150)	(5,882,069)	(58,617)	(568,875)	(47,184)	(415,008)
Net increase/(decrease)	(44,283)	$(418,659)	(437,577)	$(3,756,243)	(20,969)	$(196,568)	(23,408)	$(209,896)

Statements of Changes in Net Assets (Continued)

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Icon Consumer Select Fund
Institutional Shares(a)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$9.73		$10.10	$9.20	$12.06	$10.90	$9.46		$10.75
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.01)		(0.02)	0.01	(0.01)	(0.06)	(0.01)		0.03
Net gain/(loss) on securities (both realized and unrealized)	(0.03)		1.33	1.63	(1.22)	2.54	1.45		(1.09)
Total from investment operations	(0.04)		1.31	1.64	(1.23)	2.48	1.44		(1.06)
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	(0.01)	—	—	—		(0.08)
Distributions from capital gains	—		(1.68)	(0.73)	(1.63)	(1.32)	—		(0.15)
Total distributions	—		(1.68)	(0.74)	(1.63)	(1.32)	—		(0.23)
Net asset value, end of year or period	$9.69		$9.73	$10.10	$9.20	$12.06	$10.90		$9.46

Total return	(0.41	)%(c)	12.48%	18.06%	(10.56)%	22.80%	15.22	%(c)	(10.29)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$29,774		$32,918	$44,297	$44,014	$60,747	$53,198		$48,832
Ratio of expenses to average net assets:
Before expense reimbursements	1.55	%(d)	1.39%	1.27%	1.33%	1.32%	1.32	%(d)	1.56%
After expense reimbursements(e)	1.55	%(d)	1.39%	1.27%	1.33%	1.32%	1.32	%(d)	1.52%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.22	)%(d)	(0.15)%	0.09%	(0.13)%	(0.48)%	(0.48	)%(d)	0.28%
After expense reimbursements	(0.22	)%(d)	(0.15)%	0.09%	(0.13)%	(0.48)%	(0.48	)%(d)	0.33%
Portfolio turnover	13	%(c)	15%	23%	40%	40%	14	%(c)	82%

Investor Shares(f)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$9.55		$9.97	$9.10	$11.98	$10.87	$9.44		$10.74
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.02)		(0.04)	(0.02)	(0.04)	(0.09)	(0.02)		—
Net gain/(loss) on securities (both realized and unrealized)	(0.03)		1.30	1.62	(1.21)	2.52	1.45		(1.08)
Total from investment operations	(0.05)		1.26	1.60	(1.25)	2.43	1.43		(1.08)
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—	—	—		(0.07)
Distributions from capital gains	—		(1.68)	(0.73)	(1.63)	(1.32)	—		(0.15)
Total distributions	—		(1.68)	(0.73)	(1.63)	(1.32)	—		(0.22)
Net asset value, end of year or period	$9.50		$9.55	$9.97	$9.10	$11.98	$10.87		$9.44

Total return(h)	(0.52	)%(c)	12.13%	17.83%	(10.81)%	22.40%	15.15	%(c)	(10.46)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,581		$1,776	$1,979	$1,971	$2,486	$2,376		$2,484
Ratio of expenses to average net assets:
Before expense reimbursements	1.81	%(d)	1.64%	1.52%	1.57%	1.58%	1.57	%(d)	2.17%
After expense reimbursements(e)	1.81	%(d)	1.64%	1.52%	1.57%	1.58%	1.57	%(d)	1.80%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.46	)%(d)	(0.38)%	(0.17)%	(0.36)%	(0.73)%	(0.68	)%(d)	(0.41)%
After expense reimbursements	(0.46	)%(d)	(0.38)%	(0.17)%	(0.36)%	(0.73)%	(0.68	)%(d)	(0.05)%
Portfolio turnover	13	%(c)	15%	23%	40%	40%	14	%(c)	82%

(a)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Financials Fund - Class S.

(b)Calculated based upon average shares outstanding.

(c)Not annualized.

(d)Annualized.

(e)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Financials Fund - Class A

(g)The total return calculation excludes and sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Fund
Institutional Shares(a)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$26.33		$27.68	$25.93	$37.28	$33.57	$28.07		$26.83
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.13		0.19	0.19	0.07	(0.07)	(0.02)		(0.03)
Net gain/(loss) on securities (both realized and unrealized)	0.37		1.48	2.87	(6.61)	9.04	5.52		2.27
Total from investment operations	0.50		1.67	3.06	(6.54)	8.97	5.50		2.24
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.19)	(0.19)	(0.06)	—	—		—
Distributions from capital gains	—		(2.83)	(1.12)	(4.75)	(5.26)	—		(1.00)
Total distributions	—		(3.02)	(1.31)	(4.81)	(5.26)	—		(1.00)
Net asset value, end of year or period	$26.83		$26.33	$27.68	$25.93	$37.28	$33.57		$28.07

Total return	1.90	%(c)	5.29%	12.11%	(18.11)%	26.73%	19.59	%(c)	8.27%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$33,243		$35,503	$41,606	$42,057	$59,306	$49,362		$45,176
Ratio of expenses to average net assets:
Before expense reimbursements	1.29	%(d)	1.19%	1.10%	1.12%	1.04%	1.10	%(d)	1.35%
After expense reimbursements(e)	1.29	%(d)	1.19%	1.10%	1.12%	1.04%	1.10	%(d)	1.22%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.99	%(d)	0.68%	0.70%	0.22%	(0.17)%	(0.28	)%(d)	(0.23)%
After expense reimbursements	0.99	%(d)	0.68%	0.70%	0.22%	(0.17)%	(0.28	)%(d)	(0.10)%
Portfolio turnover	10	%(c)	30%	4%	17%	24%	14	%(c)	65%

Investor Shares(f)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$24.50		$25.92	$24.35	$35.37	$32.14	$26.89		$25.81
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.09		0.11	0.11	(0.01)	(0.16)	(0.04)		(0.09)
Net gain/(loss) on securities (both realized and unrealized)	0.34		1.41	2.69	(6.26)	8.65	5.29		2.17
Total from investment operations	0.43		1.52	2.80	(6.27)	8.49	5.25		2.08
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.11)	(0.11)	—	—	—		—
Distributions from capital gains	—		(2.83)	(1.12)	(4.75)	(5.26)	—		(1.00)
Total distributions	—		(2.94)	(1.23)	(4.75)	(5.26)	—		(1.00)
Net asset value, end of year or period	$24.93		$24.50	$25.92	$24.35	$35.37	$32.14		$26.89

Total return(g)	1.76	%(c)	5.05%	11.83%	(18.34)%	26.42%	19.52	%(c)	7.97%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$14,911		$14,258	$15,451	$16,162	$22,689	$20,910		$19,080
Ratio of expenses to average net assets:
Before expense reimbursements	1.53	%(d)	1.44%	1.35%	1.37%	1.29%	1.35	%(d)	1.67%
After expense reimbursements(d)	1.53	%(d)	1.44%	1.35%	1.37%	1.29%	1.35	%(d)	1.46%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.75	%(d)	0.43%	0.44%	(0.03)%	(0.43)%	(0.52	)%(d)	(0.54)%
After expense reimbursements	0.75	%(d)	0.43%	0.44%	(0.03)%	(0.43)%	(0.52	)%(d)	(0.34)%
Portfolio turnover	10	%(c)	30%	4%	17%	24%	14	%(c)	65%

(a)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Long/Short Fund - Class S.

(b)Calculated based upon average shares outstanding.

(c)Not annualized.

(d)Annualized.

(e)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Long/Short Fund - Class A.

(g)The total return calculation excludes and sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Income Fund
Institutional Shares(a)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$16.08		$15.82	$15.83	$20.75	$18.89	$16.44		$18.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.33		0.65	0.72	0.60	0.42	0.12		0.43
Net gain/(loss) on securities (both realized and unrealized)	0.26		0.31	0.05 (c)	(3.36)	4.12	2.72		(1.12)
Total from investment operations	0.59		0.96	0.77	(2.76)	4.54	2.84		(0.69)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.33)		(0.70)	(0.78)	(0.58)	(0.43)	(0.39)		(0.58)
Distributions from capital gains	—		—	—	(1.58)	(2.25)	—		(0.29)
Total distributions	(0.33)		(0.70)	(0.78)	(2.16)	(2.68)	(0.39)		(0.87)
Net asset value, end of year or period	$16.34		$16.08	$15.82	$15.83	$20.75	$18.89		$16.44

Total return	3.64	%(d)	6.11%	5.05%	(13.63)%	24.14%	17.25	%(d)	(4.03)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$29,999		$30,642	$37,083	$41,821	$45,535	$44,345		$42,624
Ratio of expenses to average net assets:
Before expense reimbursements	1.35	%(e)	1.25%	1.09%	1.15%	1.04%	1.06	%(e)	1.30%
After expense reimbursements(f)	1.35	%(e)	1.25%	1.05%	1.00%	1.00%	1.00	%(e)	1.05%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.05	%(e)	4.01%	4.53%	3.11%	1.87%	2.68	%(e)	2.28%
After expense reimbursements	4.05	%(e)	4.01%	4.56%	3.26%	1.91%	2.72	%(e)	2.53%
Portfolio turnover	8	%(d)	62%	43%	78%	25%	7	%(d)	78%

Investor Shares(g)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$16.01		$15.75	$15.77	$20.73	$18.87	$16.42		$17.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.30		0.60	0.67	0.54	0.36	0.11		0.38
Net gain/(loss) on securities (both realized and unrealized)	0.27		0.31	0.05 (c)	(3.34)	4.12	2.72		(1.12)
Total from investment operations	0.57		0.91	0.72	(2.80)	4.48	2.83		(0.74)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)		(0.65)	(0.74)	(0.58)	(0.37)	(0.38)		(0.51)
Distributions from capital gains	—		—	—	(1.58)	(2.25)	—		(0.29)
Total distributions	(0.31)		(0.65)	(0.74)	(2.16)	(2.62)	(0.38)		(0.80)
Net asset value, end of year or period	$16.27		$16.01	$15.75	$15.77	$20.73	$18.87		$16.42

Total return(h)	3.53	%(d)	5.83%	4.75%	(13.81)%	23.84%	17.21	%(d)	(4.33)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$11,741		$12,389	$15,987	$21,362	$37,994	$37,752		$37,563
Ratio of expenses to average net assets:
Before expense reimbursements	1.59	%(e)	1.50%	1.34%	1.42%	1.29%	1.31	%(e)	1.50%
After expense reimbursements(f)	1.59	%(e)	1.50%	1.30%	1.26%	1.25%	1.25	%(e)	1.29%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	3.79	%(e)	3.75%	4.24%	2.74%	1.62%	2.41	%(e)	2.07%
After expense reimbursements	3.79	%(e)	3.75%	4.28%	2.90%	1.66%	2.46	%(e)	2.29%
Portfolio turnover	8	%(d)	62%	43%	78%	25%	7	%(d)	78%

(a)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Equity Income Fund - Class S.

(b)Calculated based upon average shares outstanding.

(c)Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized unrealized losses on the Statements of Operations for the same period.

(d)Not annualized.

(e)Annualized.

(f)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Equity Income Fund - Class A.

(h)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Flexible Bond Fund
Institutional Shares(a)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$8.66		$8.56		$8.36	$9.32	$9.39	$9.07		$9.36
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.29		0.58		0.53	0.45	0.42	0.10		0.40
Net gain/(loss) on securities (both realized and unrealized)	(0.05)		0.10		0.23	(0.97)	(0.03)	0.31		(0.28)
Total from investment operations	0.24		0.68		0.76	(0.52)	0.39	0.41		0.12
LESS DISTRIBUTIONS
Dividends from net investment income	(0.28)		(0.58)		(0.56)	(0.44)	(0.46)	(0.09)		(0.41)
Distributions from return of capital	—		—		— (c)	— (c)	—	—		—
Distributions from capital gains	—		—		—	—	—	—		—
Total distributions	(0.28)		(0.58)		(0.56)	(0.44)	(0.46)	(0.09)		(0.41)
Net asset value, end of year or period	$8.62		$8.66		$8.56	$8.36	$9.32	$9.39		$9.07

Total return	2.75	%(d)	8.20	%(e)	9.24%	(5.63)%	4.17%	4.52	%(d)	1.32%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$346,202		$320,697		$235,493	$150,090	$138,093	$131,094		$141,158
Ratio of expenses to average net assets:
Before expense reimbursements	0.87	%(f)	0.84%		0.84%	0.84%	0.85%	0.88	%(f)	1.01%
After expense reimbursements(g)	0.77	%(f)	0.76%		0.76%	0.76%	0.77%	0.76	%(f)	0.80%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	6.61	%(f)	6.70%		6.56%	5.10%	4.32%	4.40	%(f)	4.20%
After expense reimbursements	6.72	%(f)	6.79%		6.65%	5.18%	4.40%	4.52	%(f)	4.41%
Portfolio turnover	60	%(d)	134%		163%	157%	262%	29	%(d)	133%

Investor Shares(h)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$8.60		$8.49		$8.30	$9.27	$9.33	$9.02		$9.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.27		0.55		0.51	0.42	0.39	0.10		0.38
Net gain/(loss) on securities (both realized and unrealized)	(0.05)		0.11		0.22	(0.97)	(0.01)	0.29		(0.28)
Total from investment operations	0.22		0.66		0.73	(0.55)	0.38	0.39		0.10
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)		(0.55)		(0.54)	(0.42)	(0.44)	(0.08)		(0.39)
Distributions from return of capital	—		—		— (c)	— (c)	—	—		—
Distributions from capital gains	—		—		—	—	—	—		—
Total distributions	(0.31)		(0.55)		(0.54)	(0.42)	(0.44)	(0.08)		(0.39)
Net asset value, end of year or period	$8.51		$8.60		$8.49	$8.30	$9.27	$9.33		$9.02

Total return(i)	2.64	%(d)	8.05%		9.08%	(5.96)%	4.06%	4.36	%(d)	1.12%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$25,775		$31,375		$17,952	$7,279	$9,318	$10,667		$10,661
Ratio of expenses to average net assets:
Before expense reimbursements	1.11	%(f)	1.08%		1.10%	1.10%	1.10%	1.11	%(f)	1.32%
After expense reimbursements(g)	1.01	%(f)	1.01%		1.01%	1.01%	1.02%	1.01	%(f)	1.05%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	6.33	%(f)	6.39%		5.97%	4.77%	4.07%	4.13	%(f)	3.90%
After expense reimbursements	6.43	%(f)	6.47%		6.06%	4.86%	4.15%	4.23	%(f)	4.17%
Portfolio turnover	60	%(d)	134%		163%	157%	262%	29	%(d)	133%

(a) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Flexible Bond Fund - Class S.

(b) Calculated based upon average shares outstanding.

(c) Less than .01 per share.

(d) Not annualized.

(e) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from those reported for marketing purposes.

(f) Annualized.

(g) Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(h) Formerly named ICON Flexible Bond Fund - Class A.

(i) The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Health & Information Technology Fund
Institutional Shares(a)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$15.84		$14.69		$14.66	$21.65	$21.45	$18.75		$15.46
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.05)		(0.07)		—	(0.05)	(0.14)	(0.03)		(0.09)
Net gain/(loss) on securities (both realized and unrealized)	0.82		2.12		1.86	(4.18)	3.94	3.47		4.10
Total from investment operations	0.77		2.05		1.86	(4.23)	3.80	3.44		4.01
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—	—	—	—		—
Distributions from capital gains	—		(0.90)		(1.83)	(2.76)	(3.60)	(0.74)		(0.72)
Total distributions	—		(0.90)		(1.83)	(2.76)	(3.60)	(0.74)		(0.72)
Net asset value, end of year or period	$16.61		$15.84		$14.69	$14.66	$21.65	$21.45		$18.75

Total return	4.86	%(c)	13.81	%(d)	13.43%	(19.87)%	17.71%	18.59	%(c)	26.59%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$76,713		$79,207		$86,751	$90,742	$126,017	$125,057		$109,619
Ratio of expenses to average net assets:
Before expense reimbursements	1.37	%(e)	1.29%		1.23%	1.26%	1.25%	1.29	%(e)	1.46%
After expense reimbursements(f)	1.37	%(e)	1.29%		1.23%	1.26%	1.25%	1.29	%(e)	1.46%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements(e)	(0.63	)%(e)	(0.46)%		(0.03)%	(0.30)%	(0.60)%	(0.53	)%(e)	(0.54)%
After expense reimbursements	(0.63	)%(e)	(0.46)%		(0.03)%	(0.30)%	(0.60)%	(0.53	)%(e)	(0.54)%
Portfolio turnover	27	%(c)	17%		48%	39%	33%	13	%(c)	67%

Investor Shares(g)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$14.25		$13.33		$13.49	$20.24	$20.31	$17.80		$14.74
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.06)		(0.10)		(0.04)	(0.09)	(0.19)	(0.04)		(0.13)
Net gain/(loss) on securities (both realized and unrealized)	0.74		1.92		1.71	(3.90)	3.72	3.29		3.91
Total from investment operations	0.68		1.82		1.67	(3.99)	3.53	3.25		3.78
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—	—	—	—		—
Distributions from capital gains	—		(0.90)		(1.83)	(2.76)	(3.60)	(0.74)		(0.72)
Total distributions	—		(0.90)		(1.83)	(2.76)	(3.60)	(0.74)		(0.72)
Net asset value, end of year or period	$14.93		$14.25		$13.33	$13.49	$20.24	$20.31		$17.80

Total return(h)	4.77	%(c)	13.49%		13.10%	(20.07)%	17.37%	18.52	%(c)	26.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,203		$1,369		$1,553	$1,833	$3,125	$3,199		$2,948
Ratio of expenses to average net assets:
Before expense reimbursements	1.63	%(e)	1.54%		1.48%	1.52%	1.50%	1.54	%(e)	2.13%
After expense reimbursements(f)	1.63	%(e)	1.54%		1.48%	1.52%	1.50%	1.54	%(e)	1.76%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.87	)%(e)	(0.71)%		(0.27)%	(0.57)%	(0.84)%	(0.76	)%(e)	(1.21)%
After expense reimbursements	(0.87	)%(e)	(0.71)%		(0.27)%	(0.57)%	(0.84)%	(0.76	)%(e)	(0.83)%
Portfolio turnover	27	%(c)	17%		48%	39%	33%	13	%(c)	67%

(a) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Information Technology Fund - Class S.

(b) Calculated based upon average shares outstanding.

(c) Not annualized.

(d) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from those reported for marketing purposes.

(e) Annualized.

(f) Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Information Technology Fund - Class A.

(h) The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Natural Resources and Infrastructure Fund
Institutional Shares(a)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$17.18		$16.61	$16.09	$17.74	$13.76	$11.78		$12.49
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.05		0.15	0.24	0.17	0.20	0.02		0.08
Net gain/(loss) on securities (both realized and unrealized)	(0.41)		1.97	1.46	(0.04)	4.01	2.00		(0.59)
Total from investment operations	(0.36)		2.12	1.70	0.13	4.21	2.02		(0.51)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.14)	(0.15)	(0.19)	(0.23)	(0.04)		(0.20)
Distributions from return of capital	—		—	(0.01)	—	—	—		—
Distributions from capital gains	—		(1.41)	(1.02)	(1.59)	—	—		—
Total distributions	—		(1.55)	(1.18)	(1.78)	(0.23)	(0.04)		(0.20)
Net asset value, end of year or period	$16.82		$17.18	$16.61	$16.09	$17.74	$13.76		$11.78

Total return	(2.10	)%(c)	12.07%	10.97%	0.38%	30.62%	17.18	%(c)	(4.21)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$108,379		$118,840	$102,842	$107,544	$122,465	$104,241		$98,786
Ratio of expenses to average net assets:
Before expense reimbursements	1.39	%(d)	1.31%	1.25%	1.31%	1.28%	1.35	%(d)	1.58%
After expense reimbursements(e)	1.39	%(d)	1.31%	1.25%	1.31%	1.28%	1.35	%(d)	1.48%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.56	%(d)	0.83%	1.46%	0.98%	1.20%	0.48	%(d)	0.58%
After expense reimbursements	0.56	%(d)	0.83%	1.46%	0.98%	1.20%	0.48	%(d)	0.68%
Portfolio turnover	85	%(c)	119%	137%	149%	94%	22	%(c)	133%

Investor Shares(f)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$16.87		$16.35	$15.86	$17.52	$13.57	$11.64		$12.36
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.03		0.10	0.21	0.13	0.17	0.01		0.05
Net gain/(loss) on securities (both realized and unrealized)	(0.39)		1.93	1.43	(0.05)	3.96	1.97		(0.57)
Total from investment operations	(0.36)		2.03	1.64	0.08	4.13	1.98		(0.52)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.10)	(0.12)	(0.15)	(0.18)	(0.04)		(0.20)
Distributions from return of capital	—		—	(0.01)	—	—	—		—
Distributions from capital gains	—		(1.41)	(1.02)	(1.59)	—	—		—
Total distributions	—		(1.51)	(1.15)	(1.74)	(0.18)	(0.04)		(0.20)
Net asset value, end of year or period	$16.51		$16.87	$16.35	$15.86	$17.52	$13.57		$11.64

Total return(g)	(2.13	)%(c)	11.72%	10.73%	0.09%	30.41%	16.96	%(c)	(4.40)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$5,399		$5,319	$5,461	$6,102	$6,888	$5,658		$5,001
Ratio of expenses to average net assets:
Before expense reimbursements	1.63	%(d)	1.56%	1.51%	1.56%	1.52%	1.60	%(d)	2.10%
After expense reimbursements(e)	1.63	%(d)	1.56%	1.51%	1.56%	1.52%	1.60	%(d)	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.34	%(d)	0.58%	1.25%	0.73%	1.00%	0.30	%(d)	0.05%
After expense reimbursements	0.34	%(d)	0.58%	1.25%	0.73%	1.00%	0.30	%(d)	0.40%
Portfolio turnover	85	%(c)	119%	137%	149%	94%	22	%(c)	133%

(a) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Natural Resources Fund - Class S.

(b) Calculated based upon average shares outstanding.

(c) Not annualized.

(d) Annualized.

(e) Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Natural Resources Fund - Class A.

(g) The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Utilities and Income Fund
Institutional Shares(a)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$9.40		$8.36	$9.79	$10.80	$9.56	$8.99		$10.25
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.10		0.20	0.23	0.20	0.22	0.05		0.18
Net gain/(loss) on securities (both realized and unrealized)	0.74		1.07	(1.42)	(0.32)	1.82	0.97		(0.91)
Total from investment operations	0.84		1.27	(1.19)	(0.12)	2.04	1.02		(0.73)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)		(0.23)	(0.24)	(0.20)	(0.21)	(0.05)		(0.20)
Distributions from capital gains	—		—	—	(0.69)	(0.59)	(0.40)		(0.33)
Total distributions	(0.10)		(0.23)	(0.24)	(0.89)	(0.80)	(0.45)		(0.53)
Net asset value, end of year or period	$10.14		$9.40	$8.36	$9.79	$10.80	$9.56		$8.99

Total return	8.89	%(c)	15.31%	(12.25)%	(1.15)%	21.51%	11.42	%(c)	(7.35)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$18,884		$17,923	$19,590	$30,209	$40,208	$25,430		$25,038
Ratio of expenses to average net assets:
Before expense reimbursements	1.79	%(d)	1.66%	1.45%	1.41%	1.39%	1.47	%(d)	1.63%
After expense reimbursements(g)	1.79	%(d)	1.66%	1.35%	1.23%	1.23%	1.23	%(d)	1.28%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.98	%(d)	2.22%	2.44%	1.72%	1.89%	1.88	%(d)	1.62%
After expense reimbursements	1.98	%(d)	2.22%	2.54%	1.89%	2.06%	2.12	%(d)	1.96%
Portfolio turnover	9	%(c)	27%	11%	28%	33%	3	%(c)	24%

Investor Shares(f)	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$9.12		$8.10	$9.58	$10.58	$9.38	$8.83		$10.07
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.08		0.17	0.20	0.18	0.19	0.04		0.16
Net gain/(loss) on securities (both realized and unrealized)	0.71		1.05	(1.40)	(0.31)	1.79	0.96		(0.91)
Total from investment operations	0.79		1.22	(1.20)	(0.13)	1.98	1.00		(0.75)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.20)	(0.28)	(0.18)	(0.19)	(0.05)		(0.16)
Distributions from capital gains	—		—	—	(0.69)	(0.59)	(0.40)		(0.33)
Total distributions	(0.08)		(0.20)	(0.28)	(0.87)	(0.78)	(0.45)		(0.49)
Net asset value, end of year or period	$9.83		$9.12	$8.10	$9.58	$10.58	$9.38		$8.83

Total return(g)	8.68	%(c)	15.17%	(12.56)%	(1.34)%	21.24%	11.33	%(c)	(7.69)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,975		$3,877	$3,636	$5,464	$6,152	$4,925		$4,797
Ratio of expenses to average net assets:
Before expense reimbursements	2.04	%(d)	1.90%	1.70%	1.65%	1.65%	1.72	%(d)	1.83%
After expense reimbursements(f)	2.04	%(d)	1.90%	1.60%	1.48%	1.48%	1.48	%(d)	1.53%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.73	%(d)	1.99%	2.19%	1.53%	1.63%	1.65	%(d)	1.45%
After expense reimbursements	1.73	%(d)	1.99%	2.29%	1.70%	1.80%	1.89	%(d)	1.75%
Portfolio turnover	9	%(c)	27%	11%	28%	33%	3	%(c)	24%

(a) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Utilities Fund - Class S.

(b) Calculated based upon average shares outstanding.

(c) Not annualized.

(d) Annualized.

(e) Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Utilities Fund - Class A.

(g) The total return calculation excludes any sales charges.

ICON FundsNotes to Financial Statements (Unaudited)June 30, 2025

Note 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each fund is the information utilized for the day-to-day management of the funds. Each fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. The Trust consists of ten separate series, seven of which are included in these financial statements. Shelton Capital Management (“Shelton”) serves as Investment Advisor (the “Advisor”) to the funds of the Trust. On August 13, 2020, the fiscal year end of the ICON Equity Fund, the ICON Equity Income Fund, the ICON Consumer Select Fund, the ICON Flexible Bond Fund, the ICON Health and Information Technology Fund, the ICON Natural Resources Fund, and the ICON Utilities and Income Fund was changed from September 30 to December 31, effective June 30, 2020.

ICON Consumer Select Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 01, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Consumer Discretionary Fund, the ICON Financial Fund, and the ICON Consumer Staples Fund. The ICON Consumer Discretionary Fund and the ICON Financial Fund were reorganized into the Fund pursuant to a reorganization that took place after the close of business on July 10, 2020. The ICON Consumer Staples Fund was reorganized into the Fund pursuant to a reorganization that took place after the close of business on July 31, 2020. All historic performance and financial information presented is that of the ICON Financial Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the ICON Financial Fund.

ICON Equity Fund is an open-end diversified series of the Trust. The inception date of the Fund is October 17, 2002. The Fund’s investment objective is to seek capital appreciation, with a secondary objective of capital preservation to provide long-term growth. The Fund is the successor fund to three series of ICON Funds, the ICON Fund, the ICON Long/Short Fund, and the ICON Opportunities Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Long/Short Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the ICON Long/Short Fund. The ICON Fund and the ICON Long/Short Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Fund.

ICON Equity Income Fund is an open-end diversified series of the Trust. The inception date of the Fund is November 8, 2002. The Fund’s investment objective is to seek modest capital appreciation and income. The Fund is the successor fund to two series of ICON Funds, the ICON Equity Income Fund (the “Predecessor Equity Income Fund”) and the ICON Risk-Managed Balanced Fund, pursuant to reorganizations that that took place after the close of business on July 10, 2020 and September 25, 2020, respectively. All historic performance and financial information presented is that of the Predecessor Equity Income Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Equity Income Fund. The Predecessor Equity Income Fund and the ICON Risk-Managed Balanced Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Income Fund.

ICON Flexible Bond Fund is an open-end diversified series of the Trust. The inception date of the Fund is October 21, 2002. The Fund’s investment objective is to seek maximum total return. The Fund is the successor fund to the ICON Flexible Bond Fund, a series of ICON Funds (the “Predecessor Flexible Bond Fund”), pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the Predecessor Flexible Bond Fund, which was the accounting and performance survivor of the reorganization. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Flexible Bond Fund. The Predecessor Flexible Bond Fund also had Class C shares, each of which were reorganized into the Investor Class of the ICON Flexible Bond Fund.

ICON Health and Information Technology Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is February 19, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to two series of ICON Funds, the ICON Information Technology Fund and the ICON Healthcare Fund pursuant to a reorganization that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Information Technology Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the ICON Information Technology Fund.

ICON Natural Resources and Infrastructure Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is May 5, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Energy Fund, the ICON Natural Resources Fund, and the ICON Industrials Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Natural Resources Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the ICON Natural Resources Fund. The ICON Energy Fund and the ICON Natural Resources Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Natural Resources and Infrastructure Fund.

ICON Utilities and Income Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 9, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Utilities Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Utilities Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the ICON Utilities Fund.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codifiication Topic 946, Financial Services – Investment Companies.

(a) Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Investments in mutual funds are valued at that fund’s net asset value. Asset-backed securities (ABS) are valued by an independent pricing service using market-based measurements that are processed through a rules-based pricing application and represent the good faith determination as to what the holder may receive in an orderly transaction for an institutional round lot position (typically 1MM or greater current value USD or local currency equivalent). Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S.

ICON FundsNotes to Financial Statements (Unaudited) (Continued)June 30, 2025

government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the Pricing Committee of the Advisor the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c) Short Sales — Short sales are transactions under which a Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT and MLP distribution information available.

Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses. These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

The ICON Consumer Select Fund, ICON Equity Income Fund, ICON Health and Information Technology Fund, ICON Natural Resources & Infrastructure Fund, and ICON Utilities and Income Fund seek to replicate the performance of their respective sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause such Fund to underperform the overall stock market. Refer to each Fund’s Portfolio of Investments for instances where these concentration might exist as of June 30, 2025.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

ICON FundsNotes to Financial Statements (Unaudited) (Continued)June 30, 2025

(i) ShareValuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefiits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefiits should be recorded related to uncertain tax positions taken on returns fiiled for open tax years (2021-2023) or expected to be taken in the Fund’s 2024 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefiits will change materially in the next twelve months.

(k) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Funds’ securities at June 30, 2025 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets
ICON Consumer Select Fund	$31,409,568	$—	$—	$31,409,568
ICON Equity Fund	48,570,606	—	—	48,570,606
ICON Equity Income Fund	38,178,024	3,809,609	—	41,987,633
ICON Flexible Bond Fund	83,589,693	279,192,062	—	362,781,755
ICON Health and Information Technology Fund	78,118,522	—	—	78,118,522
ICON Natural Resources & Infrastructure Fund	122,598,391	—	—	122,598,391
ICON Utilities and Income Fund	22,852,559	—	—	22,852,559

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 3 during the year.

(b)All publicly traded common stocks, preferred stocks, and investments in investment companies held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)All corporate debt and asset-backed securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(l) Disclosure about Derivative Instruments and Hedging Activities — The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. There was no activity in derivative instruments for any of the Funds for the period-ended June, 30, 2025.

Note 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	% of Net Assets
ICON Consumer Select Fund	1.00%
ICON Equity Fund	0.75%
ICON Equity Income Fund	0.75%
ICON Flexible Bond Fund	0.60%
ICON Health and Information Technology Fund	1.00%
ICON Natural Resources & Infrastructure Fund	1.00%
ICON Utilities and Income Fund	1.00%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following

ICON FundsNotes to Financial Statements (Unaudited) (Continued)June 30, 2025

reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the expense limits, for the period ended June 30, 2025 are as follows:

	Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
ICON Flexible Bond Fund	0.75%	1.00%	5/1/26

At December 31, 2024, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $770,359. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/2025	Expires 12/31/2026	Expires 12/31/2027	Total
ICON Equity Income Fund	$112,874	$22,138	$—	$135,012
ICON Flexible Bond Fund	123,960	163,722	244,484	532,166
ICON Utilities and Income Fund	73,231	29,950	—	103,181
Total	$310,065	$215,810	$244,484	$770,359

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of the Advisor, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the period ended June 30, 2025 the following were incurred:

Fund	Investor Class 12b-1 Fees
ICON Consumer Select Fund	$2,029
ICON Equity Fund	17,268
ICON Equity Income Fund	14,895
ICON Flexible Bond Fund	33,016
ICON Health and Information Technology Fund	1,545
ICON Natural Resources & Infrastructure Fund	6,658
ICON Utilities and Income Fund	4,999

Management fees, administration fees, expense reimbursement from the Advisor, CCO fees and Trustees fees incurred during the period are included in the Statements of Operations.

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended June 30, 2025 were as follows:

Fund	Purchases	Sales
ICON Consumer Select Fund	$4,152,937	$7,373,201
ICON Equity Fund	4,721,945	6,933,156
ICON Equity Income Fund	3,513,217	4,271,248
ICON Flexible Bond Fund	171,258,007	172,435,397
ICON Health and Information Technology Fund	20,068,680	24,745,100
ICON Natural Resources & Infrastructure Fund	98,811,850	103,857,416
ICON Utilities and Income Fund	2,501,723	2,095,974

ICON FundsNotes to Financial Statements (Unaudited) (Continued)June 30, 2025

Note 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The reclassification was as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
ICON Consumer Select Fund	$(65,786)	$65,786
ICON Equity Income Fund	(357)	357
ICON Health and Information Technology Fund	(40,760)	40,760
ICON Natural Resources & Infrastructure Fund	(62,683)	62,683
ICON Utilities and Income Fund	(393)	393

The reclassification of net assets consists primarily of net operating losses, taxable overdistributions, and prior year tax return adjustments impacting distributable earnings, and non-deductible excise tax paid.

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments on December 31, 2024 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ICON Consumer Select Fund	$26,494,279	$9,902,800	$(1,659,764)	$8,243,036
ICON Equity Fund	36,771,938	15,459,708	(2,104,887)	13,354,821
ICON Equity Income Fund	40,234,662	4,219,097	(1,284,833)	2,934,264
ICON Flexible Bond Fund	354,178,238	4,178,147	(3,950,828)	227,319
ICON Health and Information Technology Fund	60,275,662	21,152,926	(2,318,333)	18,834,593
ICON Natural Resources & Infrastructure Fund	120,098,754	14,048,455	(8,091,168)	5,957,287
ICON Utilities and Income Fund	20,158,593	2,711,226	(1,040,946)	1,670,280

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2024 was as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
ICON Consumer Select Fund	$—	$1,390,636	$8,243,036	$(2,527,746)	$7,105,926
ICON Equity Fund	—	308,329	13,354,821	(680,114)	12,983,036
ICON Equity Income Fund	9,999	—	2,934,264	(2,973,277)	(29,014)
ICON Flexible Bond Fund	265,141	—	227,319	(12,569,056)	(12,076,596)
ICON Health and Information Technology Fund	—	4,831,182	18,834,593	—	23,665,775
ICON Natural Resources & Infrastructure Fund	1,759,445	3,503,717	5,957,287	(206,939,204)	(195,718,755)
ICON Utilities and Income Fund	39,584	—	1,670,280	(1,364,077)	345,787

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to partnership investment, investment in trust preferred securities, and wash sales.

Capital Losses: Capital loss carry forwards, as of December 31, 2024, available to offset future capital gains, if any, are as follows:

	ICON Consumer Select Fund*	ICON Equity Fund**	ICON Equity Income Fund	ICON Flexible Bond Fund	ICON Natural Resources & Infrastructure Fund***	ICON Utilities and Income Fund
Long Term with no Limitation with no Limit	$—	$—	$2,659,918	$8,177,190	$—	$1,031,943
Short Term with no Limitation with no Limit	—	—	313,359	4,391,866	—	332,134
Long Term Subject to Annual Limitation	699,000	—	—	—	118,277,085	—
Short Term Subject to Annual Limitation	1,828,746	680,114	—	—	87,724,338	—
Total	$2,527,746	$680,114	$2,973,277	$12,569,056	$206,001,423	$1,364,077
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending December 31, 2024	$270,264	$133,945	$—	$—	$678,984	$—

*Subject to annual limitation of $270,264 under §382 of the Code through December 31, 2032, $252,613 for the year ending December 31, 2033 and $113,021 for the year ending December 31, 2034.

**Subject to annual limitation of $133,945 under §382 of the Code through December 31, 2029, and $10,389 for the year ending December 31, 2030.

***Subject to annual limitation of $678,984 under §382 of the Code through December 31, 2026, $644,536 through December 31, 2027, $577,350 through December 31, 2380, and $194,965 for the year ending December 31, 2381.

ICON FundsNotes to Financial Statements (Unaudited) (Continued)June 30, 2025

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital(a)	Long-Term Capital Gains(b)	Exempt- Interest Dividends	Total Distributions
ICON Consumer Select Fund	December 31, 2024	—	—	5,325,000	—	5,325,000
	December 31, 2023	109,489	—	3,105,286	—	3,214,775
ICON Equity Fund	December 31, 2024	320,065	—	5,062,091	—	5,382,156
	December 31, 2023	565,863	—	2,066,294	—	2,632,157
ICON Equity Income Fund	December 31, 2024	1,941,896	—	—	—	1,941,896
	December 31, 2023	2,804,143	—	—	—	2,804,143
ICON Flexible Bond Fund	December 31, 2024	20,388,268	—	—	—	20,388,268
	December 31, 2023	13,092,250	22,528	—	—	13,114,778
ICON Health and Information Technology Fund	December 31, 2024	—	—	4,418,883	—	4,418,883
	December 31, 2023	—	—	9,999,761	—	9,999,761
ICON Natural Resources & Infrastructure Fund	December 31, 2024	1,722,871	—	8,800,004	—	10,522,875
	December 31, 2023	4,411,864	48,206	2,880,755	—	7,340,825
ICON Utilities and Income Fund	December 31, 2024	539,342	—	—	—	539,342
	December 31, 2023	784,692	—	—	—	784,692

(a)It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later in accordance with U.S. GAAP and/ or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital.

(b)The Funds designate any Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2024.

Note 5 – SECURITIES LENDINGS

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated September 29, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the First American Government Obligations Fund – Class X. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

As of June 30, 2025, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
ICON Consumer Select Fund:	$4,173	$4,250
ICON Equity Fund:	234,780	239,750
ICON Flexible Bond Fund:	5,488,739	5,636,699
ICON Health and Information Technology Fund:	50,864	51,700
ICON Natural Resources & Infrastructure:	7,660,973	8,652,049

*The cash collateral received was invested in the First American Government Obligations Fund – Class X as shown on Portfolios of Investments.

Note 6 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statements.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable to the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

•Investment Advisory Agreement between SCM Trust, Shelton Capital, and ICON, dated February 6, 2020 (the “ICON Advisory Agreement”); and

•Investment Sub-Advisory Agreement between SCM Trust, Shelton Capital, and ICON, dated February 6, 2020 (the “ICON Sub-Advisory Agreement”) (collectively, the “ICON Advisory Agreements”).

At a meeting held on March 6-7, 2025, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the ICON Advisory Agreements for the maximum period permitted under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from Shelton Capital, ICON, and third-party sources. This information, together with other information provided by Shelton Capital and ICON, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton Capital and ICON to the series of SCM Trust for which ICON serves as the investment sub-adviser (collectively, the “ICON Funds”), including reports on each ICON Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; compliance shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton Capital and ICON to the ICON Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each ICON Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital and ICON, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each ICON Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the ICON Advisory Agreement and the ICON Sub-Advisory Agreement (collectively, the “ICON Advisory Agreements”) with Shelton Capital and ICON representatives, and in a private session with independent legal counsel at which representatives of SCM and ICON were not present. In deciding to approve the renewal of the ICON Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

Shelton Capital, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and determined that Shelton Capital was adequately managing matters related to the Funds.

ICON, its personnel and its resources. The Board considered the depth and quality of ICON’s investment management process; the experience, capability and integrity of its management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered the operations and compliance environment at ICON. The Board determined that ICON was adequately managing matters related to the ICON Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: Shelton Capital’s and ICON’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the Funds. The Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreements.

The Board concluded that Shelton Capital and ICON had the quality and depth of personnel and investment methods necessary to performing its duties under the applicable ICON Advisory Agreements, and that the nature, extent and overall quality of such services provided by Shelton Capital and ICON, respectively, were satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. Among the factors considered in this regard, were the following for the Institutional Class of each ICON Fund for the periods ended December 31, 2024:

•For the Consumer Select Fund, it was noted that the Fund was in the second lowest performing quartile relative to its peer category over the 3-year and 5-year periods and the lowest performing quartile over the 1-year and 10-year periods.

•For the ICON Equity Fund, it was noted that the performance of the Fund was in the lowest performing quartile relative to its peer category over the 1-year, 3-year, 5-year, and 10-year periods.

•For the ICON Equity Income Fund, it was noted that the performance of the Fund was in the lowest performing quartile over the 1-year, 3-year, 5-year, and 10-year periods.

•For the ICON Health and Information Technology Fund, it was noted that the performance of the Fund relative to its peer category was in the second lowest performing quartile over the 1-year, 3-year, and 5-year periods and in the lowest performing quartile for the 10-year period.

•For the ICON Natural Resources and Infrastructure Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year, 3-year, 5-year, and 10-year periods.

•For the ICON Utilities and Income Fund, it was noted that the performance of the Fund relative to its peer category was in the second lowest performing quartile over the 10-year period and in the lowest performing quartile over the 1-year, 3-year, and 5-year periods.

•For the ICON Flexible Bond Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year, 3-year, 5-year, and 10-year periods.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited) (Continued)

The Board received an explanation of the reasons underlying the performance of the lower performing Funds and Shelton Capital and ICON articulated a strategy for improving performance of these Funds. The Board ultimately concluded that Shelton Capital’s and ICON’s performance records in managing the applicable Funds were satisfactory, and in some cases excellent, supporting the determination that Shelton Capital’s and ICON’s continued management under the applicable ICON Advisory Agreement would be consistent with the best interests of each ICON Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by Shelton Capital after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that the maximum management fee charged to each ICON Fund was higher than the ICON Funds’ respective peer category medians.

The Board also observed that except for the Institutional Class of the ICON Equity Income Fund which was lower than its peer category median, and the Institutional Class of the ICON Consumer Select Fund, which was equal to its peer category median, each ICON Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were higher than the category median for other comparable funds.

Comparable Accounts

The Board noted certain information provided by Shelton Capital and ICON regarding fees charged to other clients utilizing a strategy similar to that employed by an ICON Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s and ICON’s other clients employing a comparable strategy to each applicable ICON Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such ICON Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s and ICON’s costs of providing services to the ICON Funds. The Board also reviewed the resulting level of profits to Shelton Capital and ICON, respectively, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital and ICON.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on Shelton Capital’s and ICON’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the ICON Funds require. The Trustees also noted that currently, Shelton Capital has contractually agreed to limit its advisory fees on certain ICON Funds so that those Funds do not exceed their respective specified operating expense limitations and may extend those limits in the future.

The Board also considered whether Shelton Capital and ICON receive any material indirect benefits from managing the ICON Funds, noting the soft dollars benefits accrued to ICON.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each ICON Fund’s cost structure and level of profits for Shelton Capital and ICON, respectively, were reasonable and that economies of scale and material indirect benefits, to the extent present with respect to an ICON Fund, were of value to the ICON Fund.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each ICON Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each ICON Advisory Agreement, the Board had received sufficient information to renew and approve the applicable ICON Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each ICON Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each ICON Fund and its shareholders, that each ICON Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital and ICON by the ICON Funds, as applicable, and that the renewal of each ICON Advisory Agreement was in the best interests of each ICON Fund and its shareholders.

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, Suite 1200 Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The renumeration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of the investment advisory contract, if applicable, is included as part of the report to stockholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Registrants Board of Trustees during the period.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.
(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this Report.
(a)(2)	Not applicable.
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	September 8, 2025

By:	/s/ Trevor Shippee
Trevor Shippee
Treasurer (Principal Financial Officer)

Date:	September 8, 2025